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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Frank L. Newbauer, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246_
(Name and address of agent for service)

Registrant's telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	November 30, 2016

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

APEXcm SMALL/MID-CAP GROWTH FUND

(APSGX)

Semi-Annual Report

November 30, 2016
(Unaudited)

APEXcm SMALL/MID-CAP GROWTH FUND LETTER TO SHAREHOLDERS	November 30, 2016

Dear APEXcm Small/Mid-Cap Growth Fund Shareholder:

For the semi-annual period ended November 30, 2016, the APEX Small/Mid-Cap Growth Fund (the “Fund”) returned +6.38% (net of fees). For the same six months, the category benchmark, the Russell 2500 Growth Index returned +7.98%. We continue to invest for the long-term and believe a disciplined, prudent approach to this abundance of volatility (driven by what seem to be daily events) will serve investors well. In fact, since the February 12th trough of the difficult start to 2016, our performance has held its own and made significant progress against the style indexes. The Fund (net of fees) is up +30.28% through November 30th slightly trailing the Russell 2500 Growth Index return of +31.30%. The period began with a historic Brexit vote and ended with the U.S. elections; these unpredictable times have taxed active managers and challenged the tried and true factors that have defined successful philosophies. In these demanding markets, we remain steadfast in our proven beliefs and have confidence our philosophy and process will ultimately persevere in this climate as well.

APEX PHILOSOPHY

We believe that the best way to provide value-added returns is to identify companies that exhibit certain favorable fundamental advantages and benefit from secular growth trends, allowing us to structure the portfolio in high-conviction areas of longer-term sustainable growth. Embedded in our portfolio construction is the recognition of companies at different stages of their growth cycle, which we designate as “stable” and “emerging” growth stocks. We believe that having the spectrum of growth companies that are truly innovative and growing rapidly, combined with established growth companies, can provide relative stability while allowing the opportunity to drive outperformance versus our benchmark and peers over time. In addition, we believe the Small/Mid-Cap style provides the opportunity to invest in higher growth companies and capture a longer period of growth as these companies mature.

MARKET ENVIRONMENT

We started off the reporting period in June with voters in the U.K. putting in motion a withdrawal from the European Union, prompting uncertainty and an intense move toward less risky assets. The Bank of England took aggressive action to steady the volatile response and mitigate near term economic concerns. As we moved to the end of the six-month reporting period, the U.S. elections offered up another surprise with the Republicans winning the presidency and maintaining the majority in the House and Senate. We believed the foundation for GDP growth was already in place with the seeds of accelerating wage growth, inventory restocking, the drilling rig count rebounding and unprecedented low borrowing costs starting to blossom. These drivers coupled with synchronized global growth, low inflation, increased housing starts, the early stages of the Fed tightening process, and the likelihood of

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fiscal stimulus allowed us to believe that the expansion would continue and cyclicals would reflate with Financials poised to be a leader in the advance. Following the election, these beliefs were amplified with the expectations of pro-growth strategies and significant fiscal stimulus to be offered up by president-elect Trump and a Republican Congress. The equity markets have now reached new highs in an environment where it has been 8 years since the last U.S. recession - which already exceeds the average duration of expansion.

FUND PERFORMANCE FOR THE SIX-MONTH PERIOD ENDED NOVEMBER 30, 2016

The Fund and the markets have recovered as some of the anomalies of Q1 dissipated. The historic search for yield enhanced the attractiveness in perceived low-volatility defensive sectors. Sector leadership in bond proxy sectors like Consumer Staples, Real Estate, Utilities, Telecommunications and certain deep value pockets in Industrials and Energy created wide valuations and performance spreads: a situation we sensed was not sustainable. As we moved into Q3, there was increased attention on more cyclical assets as growth was supported by better earnings and improving global economic data.

The portfolio structure was effective as Energy, Financials, Industrials, Information Technology and Materials performed well. Excess performance from portfolio structure approximated +1.50%, driven equally by our overweights in Energy, Information Technology and Financials and our underweights in the bond surrogate sectors of Consumer Staples and Real Estate.

The volatility in stock selection detracted from performance, having an approximate negative impact of (-2.3%). Strong stock selection in Financials, Health Care, Industrials and Materials added ~1.30% but was offset by negative stock selection in Consumer Discretionary, Consumer Staples and Information Technology detracting ~ (-3.5%).

Strong individual stock selection across multiple sectors was observed by top performers such as Medivation, Burlington Stores, Ionis, Foot Locker, United Rentals, Old Dominion, IDEXX labs, F5 Networks, and Advanced Energy - all advancing more than 25%. The Health Care sector continues to exhibit the most volatility and Jazz, Akorn and Opthotech detracted approximately (-1.40%) from performance. Specialty pharma and biotech stocks have been in the crosshairs all year and our performance has not been immune to the downside volatility. We continue to evaluate and challenge our commitment to this area of long term secular growth. Our biggest disappointment for this period was in Information Technology. Although the Tech sector performed well, Apex technology holdings such as Infinera, Manhattan Associates, Fortinet, Global Payments and Tableau were down more than 10%.

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OUTLOOK

We have confidence that barring an unforeseen significant shock, the business cycle should continue to expand as improving growth, sentiment and inflation expectations take hold. During Q3 we saw improving earnings growth, which we believe will further benefit from pro-growth strategies such as tax reform, repatriation and infrastructure spending. Although we do not see significant excesses in the domestic economy and/or valuations, given the altitude of the market we would expect a pickup in volatility around policy initiatives. Along with multiples moving higher and geopolitical risks continuing, the ushering in of a new administration also delivers uncertainty with respect to a) general acceptance that limits of monetary policy have run their course and that rising yields will impact borrowing costs and might affect the equity multiple, b) stronger US dollar pressuring profits and margin growth while likely keeping a lid on commodity prices and lastly c) potential trade protectionism and the associated impact on global growth. We continue to believe the economy has reaccelerated with disinflation moving to reflation and company fundamentals improving which should be additionally supported by the new administration’s pro-growth strategies. Of course, the potential catalysts (policy initiatives and fiscal stimulus) and the way they ultimately interact with the real economy also offer up the biggest risks in terms of execution and implementation. We remain confident and continue to work diligently to achieve a level of excellence you have come to expect from the Apex team.

Sincerely,

Nitin N. Kumbhani
Vice Chairman and Chief of Growth Equity Strategies
Apex Capital Management
Fiera Capital Inc.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-888-575-4800.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.apexcmfund.com or call 1-888-575-4800 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The APEXcm Small/Mid Cap Growth Fund is distributed by Ultimus Fund Distributors, LLC.

This Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund

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that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2016, please see the Schedule of Investments section of the semi-annual report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

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APEXcm SMALL/MID-CAP GROWTH FUND
PORTFOLIO INFORMATION
November 30, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Equity Holdings

Security Description	% of Net Assets
Foot Locker, Inc.	2.5%
MercadoLibre, Inc.	2.4%
First Republic Bank/CA	2.3%
Align Technology, Inc.	2.1%
United Rentals, Inc.	1.9%
Middleby Corporation (The)	1.8%
Old Dominion Freight Line, Inc.	1.7%
CBRE Group, Inc. - Class A	1.7%
Nordson Corporation	1.7%
IDEXX Laboratories, Inc.	1.6%

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS November 30, 2016 (Unaudited)
COMMON STOCKS — 96.0%	Shares	Value
Consumer Discretionary — 18.6%
Auto Components — 1.2%
Autoliv, Inc.	34,588	$3,578,474

Hotels, Restaurants & Leisure — 4.8%
China Lodging Group Ltd. - ADS	49,820	2,609,572
Dave & Buster's Entertainment, Inc. *	63,555	2,977,552
Dunkin' Brands Group, Inc.	80,873	4,390,595
Wyndham Worldwide Corporation	51,192	3,685,312
		13,663,031
Media — 1.6%
Cinemark Holdings, Inc.	50,549	2,013,872
IMAX Corporation *	81,139	2,592,391
		4,606,263
Multi-line Retail — 3.2%
Burlington Stores, Inc. *	51,993	4,571,225
Nordstrom, Inc.	79,261	4,432,275
		9,003,500
Specialty Retail — 6.6%
Bed Bath & Beyond, Inc.	63,539	2,847,183
Foot Locker, Inc.	100,225	7,183,126
Michaels Companies, Inc. (The) *	175,331	4,274,570
Williams-Sonoma, Inc.	80,781	4,425,183
		18,730,062
Textiles, Apparel & Luxury Goods — 1.2%
Carter's, Inc.	37,859	3,456,148

Consumer Staples — 0.9%
Beverages — 0.9%
Boston Beer Company, Inc (The) - Class A *	14,799	2,561,707

Energy — 4.2%
Energy Equipment & Services — 0.7%
Core Laboratories N.V.	16,400	1,832,864

Oil, Gas & Consumable Fuels — 3.5%
Cheniere Energy, Inc. *	70,014	2,860,772
Diamondback Energy, Inc. *	38,225	4,122,566
RSP Permian, Inc. *	68,574	3,061,829
		10,045,167

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.0% (Continued)	Shares	Value
Financials — 7.3%
Banks — 3.4%
Bank of the Ozarks, Inc.	60,980	$2,958,750
First Republic Bank/CA	81,004	6,634,228
		9,592,978
Capital Markets — 1.4%
Affiliated Managers Group, Inc. *	15,092	2,235,125
Interactive Brokers Group, Inc. - Class A	50,760	1,863,907
		4,099,032
Consumer Finance — 1.5%
Navient Corporation	242,789	4,183,254

Diversified Financial Services — 1.0%
MarketAxess Holdings, Inc.	17,987	2,981,705

Health Care — 17.7%
Biotechnology — 3.3%
Ionis Pharmaceuticals, Inc. *	80,100	3,505,176
Momenta Pharmaceuticals, Inc. *	150,679	2,132,108
Ophthotech Corporation *	47,795	1,464,917
Radius Health, Inc. *	42,448	2,259,083
		9,361,284
Health Care Equipment & Supplies — 5.1%
Align Technology, Inc. *	64,001	5,955,293
DexCom, Inc. *	57,249	3,737,787
IDEXX Laboratories, Inc. *	39,839	4,687,058
		14,380,138
Health Care Providers & Services — 1.4%
Centene Corporation *	70,701	4,074,499

Health Care Technology — 2.1%
Medidata Solutions, Inc. *	66,668	3,682,074
Veeva Systems, Inc. - Class A *	52,152	2,424,025
		6,106,099
Life Sciences Tools & Services — 1.5%
ICON plc *	54,688	4,136,600

Pharmaceuticals — 4.3%
Akorn, Inc. *	139,806	2,966,683
Horizon Pharma plc *	96,428	1,909,274
Jazz Pharmaceuticals plc *	27,526	2,852,519
Prestige Brands Holdings, Inc. *	45,317	2,155,730

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.0% (Continued)	Shares	Value
Health Care — 17.7% (Continued)
Pharmaceuticals — 4.3% (Continued)
Supernus Pharmaceuticals, Inc. *	113,475	$2,445,386
		12,329,592
Industrials — 15.6%
Aerospace & Defense — 0.9%
B/E Aerospace, Inc.	41,146	2,470,406

Airlines — 1.4%
Hawaiian Holdings, Inc. *	74,929	3,847,604

Construction & Engineering — 1.2%
EMCOR Group, Inc.	49,026	3,400,934

Machinery — 6.9%
Middleby Corporation (The) *	37,732	5,168,529
Nordson Corporation	45,638	4,870,944
Proto Labs, Inc. *	42,285	2,203,048
Westinghouse Air Brake Technologies Corporation	49,380	4,181,005
Xylem, Inc.	61,982	3,197,032
		19,620,558
Road & Rail — 1.7%
Old Dominion Freight Line, Inc. *	56,238	4,909,577

Trading Companies & Distributors — 3.5%
HD Supply Holdings, Inc. *	117,006	4,591,315
United Rentals, Inc. *	53,182	5,377,232
		9,968,547
Information Technology — 27.0%
Communications Equipment — 1.6%
Arista Networks, Inc. *	46,973	4,453,510

Electronic Equipment, Instruments & Components — 2.2%
Dolby Laboratories, Inc. - Class A	68,089	3,142,307
Trimble, Inc. *	116,678	3,289,153
		6,431,460
Internet Software & Services — 3.8%
IAC/InterActiveCorp *	55,944	3,768,388
MercadoLibre, Inc.	43,937	6,934,137
		10,702,525

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.0% (Continued)	Shares	Value
Information Technology — 27.0% (Continued)
IT Services — 8.7%
Broadridge Financial Solutions, Inc.	65,635	$4,249,210
Gartner, Inc. *	34,989	3,597,569
Genpact Ltd. *	95,052	2,274,594
Global Payments, Inc.	48,970	3,356,894
Sabre Corporation	178,641	4,617,870
Teradata Corporation *	88,770	2,383,475
Total System Services, Inc.	90,164	4,437,872
		24,917,484
Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc. *	57,094	3,152,160
Entegris, Inc. *	207,388	3,722,615
Power Integrations, Inc.	50,320	3,386,536
		10,261,311
Software — 7.1%
ACI Worldwide, Inc. *	131,596	2,449,002
BroadSoft, Inc. *	81,709	3,390,924
Fortinet, Inc. *	123,544	3,718,674
Guidewire Software, Inc. *	26,140	1,456,259
Manhattan Associates, Inc. *	43,859	2,298,212
Splunk, Inc.*	71,520	4,120,982
Tableau Software, Inc. - Class A *	60,651	2,722,017
		20,156,070
Materials — 3.0%
Construction Materials — 1.0%
Eagle Materials Inc.	29,242	2,842,322

Containers & Packaging — 1.1%
Berry Plastics Group, Inc. *	61,942	3,082,853

Paper & Forest Products — 0.9%
KapStone Paper and Packaging Corporation	127,319	2,601,127

Real Estate — 1.7%
Real Estate Management & Development — 1.7%
CBRE Group, Inc. - Class A *	168,928	4,905,669

Total Common Stocks (Cost $246,476,146)		$273,294,354

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APEXcm SMALL/MID-CAP GROWTH FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 4.2%	Shares	Value
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.26% (a) (Cost $11,866,664)	11,866,664	$11,866,664

Total Investments at Value — 100.2% (Cost $258,342,810)		$285,161,018

Liabilities in Excess of Other Assets — (0.2%)		(456,605)

Net Assets — 100.0%		$284,704,413

ADS - American Depositary Shares.

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of November 30, 2016

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$258,342,810
At value (Note 2)	$285,161,018
Dividends receivable	172,939
Receivable for capital shares sold	17,291
Other assets	25,292
Total assets	285,376,540

LIABILITIES
Payable for capital shares redeemed	436,557
Payable to Adviser (Note 4)	193,077
Payable to administrator (Note 4)	31,220
Other accrued expenses and liabilities	11,273
Total liabilities	672,127

NET ASSETS	$284,704,413

NET ASSETS CONSIST OF:
Paid-in capital	$270,321,089
Accumulated net investment loss	(1,216,522)
Accumulated net realized losses from security transactions	(11,218,362)
Net unrealized appreciation on investments	26,818,208
NET ASSETS	$284,704,413

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	17,416,894

Net asset value, offering price and redemption price per share (Note 2)	$16.35

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2016 (Unaudited)
INVESTMENT INCOME
Dividend income (net of foreign taxes of $2,689)	$685,350

EXPENSES
Investment advisory fees (Note 4)	1,306,594
Administration fees (Note 4)	129,647
Fund accounting fees (Note 4)	28,118
Professional fees	18,589
Registration and filing fees	17,879
Custody and bank service fees	15,029
Compliance fees (Note 4)	14,096
Transfer agent fees (Note 4)	9,651
Postage and supplies	8,103
Trustees' fees and expenses (Note 4)	4,569
Insurance expense	514
Other expenses	18,898
Total expenses	1,571,687
Less fee reductions by the Adviser (Note 4)	(199,774)
Net expenses	1,371,913

NET INVESTMENT LOSS	(686,563)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(8,402,041)
Net change in unrealized appreciation (depreciation) on investments	25,005,002
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	16,602,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$15,916,398

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS
Net investment loss	$(686,563)	$(1,090,736)
Net realized losses from security transactions	(8,402,041)	(677,149)
Net change in unrealized appreciation (depreciation) on investments	25,005,002	(29,749,518)
Net increase (decrease) in net assets resulting from operations	15,916,398	(31,517,403)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net realized gains	—	(1,414,635)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	66,509,818	149,542,431
Net asset value of shares issued in reinvestment of distributions to shareholders	—	1,277,590
Payments for shares redeemed	(56,672,906)	(99,682,011)
Net increase in net assets from capital share transactions	9,836,912	51,138,010

TOTAL INCREASE IN NET ASSETS	25,753,310	18,205,972

NET ASSETS
Beginning of period	258,951,103	240,745,131
End of period	$284,704,413	$258,951,103

ACCUMULATED NET INVESTMENT LOSS	$(1,216,522)	$(529,959)

CAPITAL SHARE ACTIVITY
Shares sold	4,192,280	9,569,552
Shares reinvested	—	81,740
Shares redeemed	(3,625,542)	(6,609,395)
Net increase in shares outstanding	566,738	3,041,897
Shares outstanding at beginning of period	16,850,156	13,808,259
Shares outstanding at end of period	17,416,894	16,850,156

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$15.37		$17.43	$15.20	$12.69	$10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.04)		(0.06)	(0.04)	(0.03)	0.04	(b)
Net realized and unrealized gains (losses) on investments	1.02		(1.92)	2.27	2.60	2.72
Total from investment operations	0.98		(1.98)	2.23	2.57	2.76

Less distributions:
From net investment income	—		—	—	—	(0.07)
From net realized gains	—		(0.08)	—	(0.06)	—
Total distributions	—		(0.08)	—	(0.06)	(0.07)

Net asset value at end of period	$16.35		$15.37	$17.43	$15.20	$12.69

Total return (c)	6.38	%(d)	(11.34%)	14.67%	20.26%	27.65	%(d)

Net assets at end of period (000's)	$284,704		$258,951	$240,745	$88,477	$13,153

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.20	%(e)	1.21%	1.26%	1.49%	4.87	%(e)

Ratio of net expenses to average net assets (f)	1.05	%(e)	1.05%	1.05%	1.05%	1.05	%(e)

Ratio of net investment income (loss) to average net assets (f)	(0.53%	)(e)	(0.42%)	(0.48%)	(0.38%)	0.26	%(e)

Portfolio turnover rate	31	%(d)	35%	58%	47%	18	%(d)

(a)	Represents the period from the commencement of operations (June 29, 2012) through May 31, 2013.

(b)	Calculated using weighted average shares outstanding during the period.

(c)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses (Note 4).

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

See accompanying notes to financial statements.

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APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

1. Organization

APEXcm Small/Mid-Cap Growth Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on June 29, 2012.

The investment objective of the Fund is to seek to achieve long-term capital growth.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread;

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APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Common Stocks	$273,294,354	$—	$—	$273,294,354
Money Market Funds	11,866,664	—	—	11,866,664
Total	$285,161,018	$—	$—	$285,161,018

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by industry type. As of November 30, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

16

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date. The tax character of the Fund’s distributions paid during the periods ended November 30, 2016 and May 31, 2016 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
November 30, 2016	$—	$—	$—
May 31, 2016	$353,659	$1,060,976	$1,414,635

On December 30, 2016, the Fund paid a long-term capital gain distribution of $0.044406 per share to shareholders of record on December 29, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

17

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$259,845,766
Gross unrealized appreciation	$42,494,490
Gross unrealized depreciation	(17,179,238)
Net unrealized appreciation	25,315,252
Accumulated capital and other losses	(10,931,928)
Accumulated earnings	$14,383,324

The federal income tax cost of portfolio investments and the tax components of accumulated earnings may temporarily differ from the financial statement cost of portfolio investments and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily due to the tax deferral of losses on wash sales.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2013 through May 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $83,282,409 and $77,991,001 respectively.

18

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Fiera Capital, Inc. (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until October 1, 2017, to reduce investment advisory fees and reimburse other operating expenses to the extent necessary to limit total annual operating expenses of the Fund (exclusive of brokerage costs, taxes, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% of the Fund’s average daily net assets. Accordingly, during the six months ended November 30, 2016, the Adviser reduced its advisory fees in the amount of $199,774.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided the recoupments do not cause total annual operating expenses of the Fund to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be paid were incurred. As of November 30, 2016, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $994,277 no later than the dates as stated below:

May 31, 2017	$78,417
May 31, 2018	317,860
May 31, 2019	398,226
November 30, 2019	199,774

Certain officers of the Fund are also officers of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including but not limited to postage, supplies and costs of pricing the Fund’s portfolio securities.

19

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINICIPAL HOLDERS OF FUND SHARES

As of November 30, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
UBS Financial Services, Inc. (for the benefit of its customers)	33%
Charles Schwab & Company, Inc. (for the benefit of its customers)	24%
National Financial Services LLC (for the benefit of its customers)	15%
US Bank, N.A. (for the benefit of its customers)	5%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

5. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2016, the Fund had 27.0% of the value of its net assets invested in stocks within the Information Technology sector.

20

APEXcm SMALL/MID-CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the long-term capital gain distribution paid on December 30, 2016, as noted in Note 2.

21

APEXcm SMALL/MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2016) and held until the end of the period (November 30, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

22

APEXcm SMALL/MID-CAP GROWTH FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$ 1,000.00	$ 1,063.80	$ 5.42
Based on Hypothetical 5% Return (before expenses)	$ 1,000.00	$ 1,019.75	$ 5.30

*

Expenses are equal to the Fund’s annualized net expense ratio of 1.05% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-575-4800, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-575-4800. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

23

APEXcm SMALL/MID-CAP GROWTH FUND
RESULTS OF SPECIAL MEETING OF SHAREHOLDERS
(Unaudited)

On October 24, 2016 a Special Meeting of Shareholders of APEXcm Small/Mid-Cap Growth Fund (the “Fund”), a series of Ultimus Managers Trust (the “Trust”), was held for the purpose of voting on the following Proposal:

Proposal 1: To approve a new investment advisory agreement between the Trust, on behalf of the Fund, and Fiera Capital Inc. (the “Advisory Agreement”).

A total of 15,829,675 shares of the Fund were entitled to vote on the Proposal. A total of 7,930,667 shares constitute a quorum of voters for purposes of the Proposal. A total of 8,042,215 shares were voted, representing 50.80% of total shares.

Shareholders of record on August 22, 2016 voted to approve the Advisory Agreement. The votes cast with respect to Proposal 1 were as follows:

	Number of shares
	For	Against	Abstain
Proposal 1	7,335,775	5,347	701,093

24

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BARROW VALUE OPPORTUNITY FUND

(BALIX)

BARROW LONG/SHORT OPPORTUNITY FUND

(BFSLX)

Semi-Annual Report

November 30, 2016
(Unaudited)

BARROW VALUE OPPORTUNITY FUND LETTER TO SHAREHOLDERS	January 6, 2017

Dear Shareholder,

We are pleased to report on the status and performance of the Barrow Value Opportunity Fund (“the Fund”) for the six months ended November 30, 2016.

We believe that the Fund owns a well-positioned portfolio of equity interests in excellent businesses at attractive valuations. This portfolio is highly diversified by market capitalization segments (large, middle, small), industry sectors, and issuers. In selecting investments for the Fund, we search for businesses that feature high returns on capital, wide operating margins, and low debt loads. Based on our estimates of intrinsic value, we believe our portfolio’s valuation is attractively low on an absolute basis and less expensive than the U.S. stock market as represented by the S&P 500® Index (the “S&P 500”).

We believe the Fund’s long-term performance has been excellent; with an annual average total return of 14.62% since inception. The Fund has exceeded the total return of the S&P 500 in five of the past seven calendar years1. During the most recent six months ended November 30, 2016, the Fund returned +4.72% net of all fees and expenses, which underperformed the S&P 500 by 1.29%.

Barrow Street Advisors, LLC (the “Adviser”) continues to use its proprietary private-equity approach to uncover companies that exhibit its Quality-meets-Value criteria. Based on extensive research by the Adviser, the Fund seeks to generate long-term capital appreciation by investing in companies with fundamental operating and financial attributes representative of both quality and value. To increase the Fund’s chances for success, we invest in a variety of positions that are diversified across market capitalization and industry sectors.

Over the past six-months, we uncovered 52 new investment opportunities, composed of 17 small-caps, 9 mid-caps, and 26 large-caps, and representing seven different industry sectors. We believe all of these new additions to the Fund’s portfolio are excellent companies with strong balance sheets. These companies are generally using their ample free cash flow to: a) re-invest in growth opportunities at high rates of return on investment; b) pay dividends; c) repurchase stock at attractive valuations; and/or d) retire outstanding debt.

In keeping with our practice since the beginning of 2009, over the past six months the Fund’s investments were sourced by taking account of the opportunity set of all companies in our broad investment universe each time we committed capital to a new position. We think this approach allows us to uncover excellent investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations, while avoiding the destructive behavioral biases inherent in concentrated-stock and sector-specialized investing.

Seven of the Fund’s holdings were announced as take-over targets over the past six months, which was approximately 2.7x the market average. The Fund has had investments in 87 take-overs since December 31, 20081, or roughly 3.6x the market average2. The control premiums we have captured by virtue of holding stocks that end up being merger targets have made repeated and meaningful contributions to the Fund’s total returns, and we expect continued benefits from this effect going forward. We typically sell companies from the Fund’s portfolio soon after they are announced as take-over targets and re-invest that capital.

Over the past six months, the Fund’s portfolio generated total returns, before fees and expenses, of +5.33%, including +4.08% for large-caps, +2.82% for mid-caps and +7.86% for small-caps. This compares to +6.01% for the S&P 500 (for large-caps), +9.93% for the S&P 400 Midcap (for mid-caps), and +15.37% for the Russell 2000 (for small-caps) over the same period. The Fund’s sectors with the best absolute performance were Materials and Information Technology, which generated total returns of +14.36% and +13.29%, respectively. The Fund’s sectors with the worst absolute performance were Health Care and Energy, which returned -1.39% and +0.07%, respectively.

You can find additional commentary and reports about the Adviser’s management of the Fund’s portfolio on the Barrow Funds’ website (www.barrowfunds.com).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

[1]

The investment related and performance information discussed above for periods prior to Barrow Value Opportunity Fund’s reorganization date (August 30, 2013) are based on the activities of the Fund’s predecessor, the Barrow Street Fund L.P., an unregistered limited partnership managed by the portfolio managers of Barrow Value Opportunity Fund (the “Predecessor Private Fund”). The Predecessor Private Fund was reorganized into the Institutional Class shares of the Barrow Value Opportunity Fund on August 30, 2013, the date that the Fund commenced operations (the “Reorganization”). Barrow Value Opportunity Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The performance information shows the Predecessor Private Fund’s returns calculated using the actual fees and expenses charged by the Predecessor Private Fund. This prior performance is net of management fees and other expenses, but does not include the effect of the Predecessor Private Fund’s performance fee, which was in place until October 7, 2012. Prior to the Reorganization, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements, and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended, which, if they had been applicable, might have adversely affected Barrow Value Opportunity Fund’s performance.

[2]

The frequency of merger and acquisition (“M&A”) activity in the Fund’s portfolio is calculated on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings held in the Fund’s portfolio. The frequency of M&A activity in the market is calculated on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

BARROW VALUE OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Barrow Value Opportunity Fund
versus the S&P 500® Index

Average Annual Total Returns For the periods ended November 30, 2016
	1 Year	5 Years	Since Inception(c)
Barrow Value Opportunity Fund(a)(b)	0.66%	12.87%	14.62%
S&P 500® Index	8.06%	14.45%	14.34%

BARROW VALUE OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2016 (Unaudited) (Continued)

Comparison of Yearly Returns with the S&P 500® Index
	Barrow Value Opportunity Fund(a)	S&P 500® Index	Difference
Yearly Total Returns for Calendar Years:
2009	30.10%	26.46%	3.64%
2010	18.75%	15.06%	3.69%
2011	5.50%	2.11%	3.39%
2012	18.77%	16.00%	2.77%
2013	36.69%	32.39%	4.30%
2014	5.13%	13.69%	(8.56%)
2015	0.81%	1.38%	(0.57%)
2016 (through 11/30/16)	4.98%	9.79%	(4.81%)

Total Return Since Inception (not annualized, as of 11/30/16)	194.44%	188.77%	5.67%

(a)

The Barrow Value Opportunity Fund (the “Fund”) performance includes the performance of the Barrow Street Fund L.P. (the “Predecessor Private Fund”), the Fund’s predecessor, for the periods before the Fund’s registration statement became effective. The Predecessor Private Fund was reorganized into the Fund at the close of business on August 30, 2013 (the “Reorganization”), the date the Fund commenced operations. The Fund has been managed in the same style and by the same portfolio managers since the Predecessor Private Fund’s inception on December 31, 2008. The Fund’s investment goals, policies, guidelines and restrictions are, in all material respects, equivalent to those of the Predecessor Private Fund. The performance of the Predecessor Private Fund is net of management fees of 1.50% of assets but does not include the effect of a 20% performance fee which was in place until October 7, 2012. Prior to the Reorganization, the Predecessor Private Fund was not subject to certain investment restrictions, diversification requirements and other restrictions of the Investment Company Act of 1940, as amended, or Subchapter M of the Internal Revenue Code of 1986, as amended. If such restrictions had been applicable, they might have adversely affected the Predecessor Private Fund’s performance.

(b)	The Fund’s total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(c)	Represents the period from December 31, 2008(a) through November 30, 2016.

BARROW LONG/SHORT OPPORTUNITY FUND
LETTER TO SHAREHOLDERS	January 6, 2017

Dear Shareholder,

We are pleased to report on the status and performance of the Barrow Long/Short Opportunity Fund (“the Fund”) for the six months ended November 30, 2016.

We believe the Fund owns a well-positioned long portfolio of equity positions in excellent businesses at attractive valuations that feature high returns on capital, wide operating margins, and low debt load. The Fund also maintains short positions in the common stock of companies that we believe have poor business characteristics and are trading at high prices. The Fund’s long and short portfolios are highly diversified by market cap segments (large, mid, small), industry sectors, and issuers.

We believe the Fund is well positioned to do well in most future market conditions, especially a bear market. In our opinion, the Fund’s long and short portfolios are cheap and expensive, respectively, on an absolute basis and in relation to the U.S. stock market as represented by the S&P 500® Index (“S&P 500”). We believe the Fund’s short portfolio (the Fund’s net exposure is roughly 40%) provides a meaningful hedge against the market’s potential downside volatility.

For the six months ended November 30, 2016, the Fund posted a total return of -3.09%, which compares to +6.01% for the S&P 500. The Fund underperformed the S&P 500 due mainly to the underperformance of its long positions.

The Fund maintains a target gross exposure of approximately 220% of its net assets, with long exposure of 130%, short exposure of 90%, and net exposure of 40%. For the six months ended November 30, 2016, the Fund’s long portfolio generated an unleveraged total return before fees and expenses of +5.33%, which underperformed the S&P 500 by 0.68%. The Fund’s short portfolio generated an unleveraged total return, before fees and expenses, of +10.43% or 4.42% more than the S&P 500. A positive return in the short portfolio results in negative return contributions to the Fund.

Barrow Street Advisors, LLC (the “Adviser”) continues to use its proprietary private equity approach to uncover companies that exhibit its Quality-meets-Value criteria. Based on extensive research by the Adviser, the Fund seeks to generate above-average returns through capital appreciation by investing long in companies with fundamental operating and financial attributes representative of both quality and value and selling short companies of both lower quality and high price. Using this approach the Fund continued to uncover potential opportunities to: 1) purchase quality companies trading at temporary discounts to their intrinsic values; and 2) sell short the stock of lower quality companies trading at prices well above their intrinsic values. To increase the Fund’s chances for success, we invest in a variety of positions diversified across market capitalization and industry sectors.

Over the past six months, we uncovered 52 new long opportunities in seven industry sectors, including 17 small-caps, 9 mid-caps, and 26 large-caps. We believe all of these new additions to the Fund’s portfolio are excellent companies with strong balance sheets. They are generally using their ample free cash flow to: a) re-invest in growth opportunities at high rates of return on investment; b) pay dividends; c) repurchase stock at attractive valuations; and/or d) retire outstanding debt. In tandem, we initiated 154 new short positions, including 77 small-caps, 46 mid-caps and 31 large-caps. We believe these companies are overpriced and exhibit weak quality characteristics.

In keeping with our past practice, over the past six months the Fund’s investments were sourced by taking account of the opportunity set of all companies in our broad investment universe each time we committed capital to a new position. We think this approach allows us to uncover excellent investment opportunities that arise from temporary market inefficiencies and to gather up the most compelling investments across a wide array of industries and market capitalizations while avoiding the destructive behavioral biases inherent in concentrated-stock and sector-specialized investing.

Over the past six months, the Fund’s long portfolio generated unleveraged total returns before fees and expenses of +5.33%, including +4.08% for large-caps, +2.82% for mid-caps and +7.86% for small-caps. This compares to +6.01% for the S&P 500 (for large-caps), +9.93% for the S&P 400 Midcap (for mid-caps), and +15.37% for the Russell 2000 (for small-caps) over the same period. The Fund’s sectors with the best absolute performance were Materials and Information Technology, which generated total returns of +14.36% and +13.29%, respectively. The Fund’s sectors with the worst absolute performance were Health Care and Energy, which returned -1.39% and +0.07%, respectively.

Over the same period, the Fund’s short portfolio generated total returns before fees and expenses of +10.43%, including +4.49% for large-caps, +9.22% for mid-caps and +15.83% for small-caps. A positive return in the short portfolio results in negative return contribution to the Fund. The Fund’s sectors with the best absolute performance were Consumer Discretionary and Consumer Staples, which returned +6.47% and +6.91%, respectively. The Fund’s sectors that provided the most negative return contribution were Materials and Industrials, which generated total returns of +23.97% and +14.17%, respectively.

You can find more information about the Fund’s portfolio on the Barrow Funds website (www.barrowfunds.com).

Sincerely,

Nicholas Chermayeff	Robert F. Greenhill, Jr.	David R. Bechtel
Co-Portfolio Manager,	Co-Portfolio Manager,	Principal,
Investment Committee	Investment Committee	Investment Committee

[1]

The frequency of merger and acquisition (“M&A”) activity in the Fund’s portfolio is calculated on a quarterly basis by dividing the cumulative number of portfolio holdings that have been announced as merger or acquisition targets by the cumulative number of unique holdings held in the Fund’s portfolio. The frequency of M&A activity in the market is calculated on a quarterly basis by dividing the cumulative number of publicly-traded U.S. common stocks that have been announced as acquisition targets per Bloomberg by the total universe of publicly-traded U.S. common stocks as identified by Bloomberg (approximately 10,000).

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-877-767-6633.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit our website at www.barrowfunds.com or call 1-877-767-6633 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2016, please see the Schedule of Investments and Schedule of Securities Sold Short sections of the Semi-Annual Report. The opinions of the Fund’s Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

BARROW LONG/SHORT OPPORTUNITY FUND
PERFORMANCE INFORMATION
November 30, 2016 (Unaudited)

Comparison of the Change in Value of a $10,000 Investment in
Barrow Long/Short Opportunity Fund
versus the S&P 500® Index

Average Annual Total Returns For the periods ended November 30, 2016
	1 Year	Since Inception(b)
Barrow Long/Short Opportunity Fund(a)	(8.55%)	0.72%
S&P 500® Index	8.06%	11.92%

(a)	The Fund's total returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.

(b)	The Fund commenced operations on August 30, 2013.

BARROW VALUE OPPORTUNITY FUND
PORTFOLIO INFORMATION
November 30, 2016 (Unaudited)

Sector Diversification

Top 10 Long Equity Holdings

Security Description	% of Net Assets
LyondellBasell Industries N.V. - Class A	2.3%
Omnicom Group, Inc.	1.6%
Greenbrier Companies, Inc. (The)	1.5%
InterDigital, Inc.	1.5%
Steven Madden Ltd.	1.4%
Westlake Chemical Corporation	1.3%
Inter Parfums, Inc.	1.3%
Viacom, Inc. - Class B	1.3%
Quest Diagnostics, Inc.	1.3%
Chemed Corporation	1.2%

BARROW LONG/SHORT OPPORTUNITY FUND
PORTFOLIO INFORMATION
November 30, 2016 (Unaudited)

Net Sector Exposure Diversification*

*	The net percentages are computed by taking the net dollar exposure, including short positions, and dividing by the net assets of the Fund. Consequently, the percentages will not total to 100%.

Top 10 Long Equity Holdings		Top 10 Short Equity Holdings
Security Description	% of Net Assets	Security Description	% of Net Assets
LyondellBasell Industries N.V. - Class A	3.2%	SpartanNash Company	0.9%
Omnicom Group, Inc.	2.2%	Weis Markets, Inc.	0.8%
Greenbrier Companies, Inc. (The)	2.0%	Coca-Cola Bottling Company Consolidated	0.8%
InterDigital, Inc.	2.0%	Fresh Del Monte Produce, Inc.	0.7%
Steven Madden Ltd.	1.8%	Seaboard Corporation	0.7%
Westlake Chemical Corporation	1.8%	Farmer Brothers Company	0.7%
Inter Parfums, Inc.	1.8%	Calavo Growers, Inc.	0.7%
Viacom, Inc. - Class B	1.7%	Smart & Final Stores, Inc.	0.7%
Quest Diagnostics, Inc.	1.7%	Snyder's-Lance, Inc.	0.7%
Chemed Corporation	1.7%	Vulcan Materials Company	0.6%

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS November 30, 2016 (Unaudited)
COMMON STOCKS — 103.2%	Shares	Value
Consumer Discretionary — 20.7%
Auto Components — 1.5%
Gentex Corporation (a)	20,304	$375,421
Motorcar Parts of America, Inc. (b)	2,304	56,356
Visteon Corporation	921	72,455
		504,232
Automobiles — 0.8%
Thor Industries, Inc.	2,444	245,793

Diversified Consumer Services — 0.7%
H&R Block, Inc.	9,570	212,071

Hotels, Restaurants & Leisure — 1.3%
Bojangles', Inc. (b)	6,921	123,886
DineEquity, Inc.	722	60,345
ILG, Inc.	14,014	253,233
		437,464
Household Durables — 0.2%
GoPro, Inc. - Class A (b)	3,862	38,543
Tupperware Brands Corporation	702	38,919
		77,462
Leisure Products — 1.9%
Nautilus, Inc. (b)	5,154	88,649
Polaris Industries, Inc.	1,011	87,815
Smith & Wesson Holding Corporation (b)	11,561	269,718
Sturm, Ruger & Company, Inc.	3,468	178,255
		624,437
Media — 8.4%
AMC Networks, Inc. - Class A (b)	5,172	285,753
Discovery Communications, Inc. - Series A (b)	3,566	96,603
Entercom Communications Corporation - Class A	14,821	225,279
Interpublic Group of Companies, Inc. (The)	10,309	248,138
Liberty Media Corporation - Series A (b)	1,043	32,636
Meredith Corporation	597	33,163
MSG Networks, Inc. - Class A (b)	3,319	67,874
National CineMedia, Inc.	8,080	123,947
Omnicom Group, Inc. (a)	6,147	534,420
Scripps Networks Interactive, Inc. - Class A	3,250	225,095
TEGNA, Inc.	15,329	343,829
Twenty-First Century Fox, Inc. - Class A	4,390	123,403
Viacom, Inc. - Class B (a)	11,294	423,299
		2,763,439

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.2% (Continued)	Shares	Value
Consumer Discretionary — 20.7% (Continued)
Multi-Line Retail — 0.1%
Dollar General Corporation	447	$34,562

Specialty Retail — 4.4%
Best Buy Company, Inc.	5,169	236,223
Cato Corporation (The) - Class A	10,549	312,251
Express, Inc. (b)	4,031	53,854
Francesca's Holdings Corporation (b)	19,330	308,893
Hibbett Sports, Inc. (b)	5,917	238,159
L Brands, Inc.	2,849	200,057
Select Comfort Corporation (b)	3,092	69,941
Winmark Corporation	299	34,310
		1,453,688
Textiles, Apparel & Luxury Goods — 1.4%
Steven Madden Ltd. (b)	12,014	445,119

Consumer Staples — 19.8%
Beverages — 3.1%
Boston Beer Company, Inc. (The) - Class A (b)	1,586	274,536
Brown-Forman Corporation - Class B	4,308	195,368
Dr Pepper Snapple Group, Inc.	4,213	365,436
MGP Ingredients, Inc.	1,017	48,104
National Beverage Corporation	2,633	132,940
		1,016,384
Food & Staples Retailing — 1.1%
CVS Health Corporation	447	34,370
Sprouts Farmers Market, Inc. (b)	8,311	166,303
United Natural Foods, Inc. (b)	805	37,795
Village Super Market, Inc. - Class A	1,932	66,712
Whole Foods Market, Inc.	1,921	58,379
		363,559
Food Products — 6.2%
Amplify Snack Brands, Inc. (b)	14,435	137,132
B&G Foods, Inc.	3,121	133,579
Cal-Maine Foods, Inc.	1,939	78,917
Flowers Foods, Inc.	6,374	98,924
J & J Snack Foods Corporation	277	33,636
John B. Sanfilippo & Son, Inc.	1,081	68,860
Lancaster Colony Corporation (a)	2,909	394,199
Mead Johnson Nutrition Company	784	56,518
Mondelēz International, Inc. - Class A	6,291	259,441
Omega Protein Corporation (b)	2,939	70,389

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.2% (Continued)	Shares	Value
Consumer Staples — 19.8% (Continued)
Food Products — 6.2% (Continued)
Pilgrim's Pride Corporation	16,478	$290,178
Sanderson Farms, Inc.	4,144	334,214
Tyson Foods, Inc. - Class A	1,105	62,775
		2,018,762
Household Products — 2.3%
Central Garden & Pet Company (b)	7,737	223,445
Church & Dwight Company, Inc.	1,992	87,230
Clorox Company (The)	286	33,050
Energizer Holdings, Inc.	2,766	124,110
Spectrum Brands Holdings, Inc.	264	31,651
WD-40 Company (a)	2,430	262,197
		761,683
Personal Products — 4.8%
Herbalife Ltd. (a) (b)	6,692	328,109
Inter Parfums, Inc. (a)	12,392	426,904
Medifast, Inc.	1,600	62,528
Natural Health Trends Corporation	837	21,168
Nu Skin Enterprises, Inc. - Class A (a)	5,212	271,962
Revlon, Inc. - Class A (b)	3,223	89,438
USANA Health Sciences, Inc. (a) (b)	6,186	377,037
		1,577,146
Tobacco — 2.3%
Altria Group, Inc.	4,571	292,224
Philip Morris International, Inc.	660	58,265
Universal Corporation	562	30,938
Vector Group Ltd.	17,931	382,827
		764,254
Energy — 6.7%
Oil, Gas & Consumable Fuels — 6.7%
Delek Logistics Partners, L.P.	9,433	241,013
EQT Midstream Partners, L.P.	4,233	309,983
Green Plains Partners, L.P.	13,013	237,487
HollyFrontier Corporation	1,686	48,506
PBF Energy, Inc. - Class A	6,365	152,696
PBF Logistics, L.P.	14,367	267,945
REX American Resources Corporation (b)	2,132	208,254
Shell Midstream Partners, L.P.	7,369	203,237
Tesoro Corporation	3,142	255,602
Tesoro Logistics, L.P.	1,156	54,482
Valero Energy Partners, L.P.	4,690	189,570
World Fuel Services Corporation	418	18,584
		2,187,359

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.2% (Continued)	Shares	Value
Health Care — 19.8%
Health Care Equipment & Supplies — 3.1%
Anika Therapeutics, Inc. (a) (b)	8,485	$395,910
C.R. Bard, Inc.	341	71,798
Globus Medical, Inc. - Class A (b)	15,986	345,937
Meridian Bioscience, Inc.	11,724	202,825
		1,016,470
Health Care Providers & Services — 13.9%
Aceto Corporation	2,761	56,407
American Renal Associates Holdings, Inc. (b)	9,393	229,377
AmerisourceBergen Corporation	2,638	205,738
AMN Healthcare Services, Inc. (b)	3,311	110,256
AmSurg Corporation (b)	5,144	350,409
Cardinal Health, Inc. (a)	4,386	311,450
Chemed Corporation	2,730	406,688
CorVel Corporation (b)	1,016	32,715
DaVita, Inc. (b)	546	34,589
Express Scripts Holding Company (b)	3,929	298,132
HCA Holdings, Inc. (b)	283	20,062
HealthSouth Corporation	8,164	340,194
LHC Group, Inc. (b)	6,242	262,539
McKesson Corporation	1,877	269,931
MEDNAX, Inc. (b)	5,447	356,615
Premier, Inc. - Class A (b)	11,268	339,618
Quest Diagnostics, Inc. (a)	4,823	421,820
Surgical Care Affiliates, Inc. (b)	6,153	258,734
U.S. Physical Therapy, Inc.	2,647	169,408
Universal Health Services, Inc. - Class B	791	97,309
		4,571,991
Health Care Technology — 0.1%
Inovalon Holdings, Inc. - Class A (b)	1,704	26,156

Pharmaceuticals — 2.7%
Akorn, Inc. (b)	7,085	150,344
ANI Pharmaceuticals, Inc. (b)	1,350	79,555
Depomed, Inc. (b)	5,331	101,822
Innoviva, Inc. (b)	1,150	11,891
Johnson & Johnson	1,103	122,764
Lannett Company, Inc. (b)	2,600	59,540
Prestige Brands Holdings, Inc. (b)	3,949	187,854
Sucampo Pharmaceuticals, Inc. - Class A (b)	11,511	187,054
		900,824

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.2% (Continued)	Shares	Value
Industrials — 9.7%
Aerospace & Defense — 1.2%
General Dynamics Corporation	1,259	$220,766
Raytheon Company	1,147	171,522
		392,288
Air Freight & Logistics — 1.1%
C.H. Robinson Worldwide, Inc.	1,140	85,329
Expeditors International of Washington, Inc.	4,926	259,797
		345,126
Building Products — 0.1%
American Woodmark Corporation (b)	482	36,945

Commercial Services & Supplies — 1.0%
Deluxe Corporation	4,844	327,939

Electrical Equipment — 1.1%
Emerson Electric Company	4,490	253,416
Rockwell Automation, Inc.	852	113,921
		367,337
Machinery — 2.7%
Federal Signal Corporation	5,497	86,853
Greenbrier Companies, Inc. (The)	12,788	496,174
Wabash National Corporation (b)	22,044	303,987
		887,014
Professional Services — 2.1%
Robert Half International, Inc.	6,968	312,654
RPX Corporation (a) (b)	37,254	389,304
		701,958
Road & Rail — 0.4%
Landstar System, Inc.	1,436	116,962

Information Technology — 13.7%
Communications Equipment — 2.9%
Cisco Systems, Inc.	1,074	32,027
F5 Networks, Inc. (b)	427	60,100
InterDigital, Inc. (a)	6,205	491,436
Juniper Networks, Inc.	7,708	212,278
Ubiquiti Networks, Inc. (b)	2,894	161,948
		957,789
Electronic Equipment, Instruments & Components — 1.4%
CDW Corporation	1,293	66,253
Fitbit, Inc. - Class A (b)	16,969	141,861

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.2% (Continued)	Shares	Value
Information Technology — 13.7% (Continued)
Electronic Equipment, Instruments & Components — 1.4% (Continued)
Methode Electronics, Inc.	6,769	$250,115
		458,229
Internet Software & Services — 1.1%
eBay, Inc. (b)	6,846	190,387
NIC, Inc.	2,055	51,581
VeriSign, Inc. (b)	1,274	100,455
		342,423
IT Services — 2.7%
Computer Services, Inc.	671	26,337
CSG Systems International, Inc.	1,462	65,059
NeuStar, Inc. - Class A (b)	16,202	392,898
Western Union Company (The)	19,134	402,388
		886,682
Semiconductors & Semiconductor Equipment — 0.2%
QUALCOMM, Inc.	1,162	79,167

Software — 3.9%
ACI Worldwide, Inc. (b)	2,804	52,182
Aspen Technology, Inc. (b)	1,345	71,056
CA, Inc.	8,536	272,811
ePlus, Inc. (b)	3,153	350,614
MicroStrategy, Inc. - Class A (b)	636	123,403
Oracle Corporation	3,251	130,658
Silver Spring Networks, Inc. (b)	17,842	248,896
VASCO Data Security International, Inc. (b)	2,138	31,001
		1,280,621
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc.	1,557	172,080
CPI Card Group, Inc.	3,267	12,251
HP, Inc.	19,321	297,543
		481,874
Materials — 12.8%
Chemicals — 12.1%
Air Products & Chemicals, Inc.	241	34,815
Chase Corporation	977	78,746
Ciner Resources, L.P.	2,997	92,907
Dow Chemical Company (The)	1,154	64,301
FutureFuel Corporation	7,223	99,172
Innospec, Inc.	4,718	309,973
LyondellBasell Industries N.V. - Class A (a)	8,489	766,727

BARROW VALUE OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 103.2% (Continued)	Shares	Value
Materials — 12.8% (Continued)
Chemicals — 12.1% (Continued)
NewMarket Corporation (a)	906	$379,079
PolyOne Corporation	921	30,365
PPG Industries, Inc.	961	92,189
Scotts Miracle-Gro Company (The) - Class A	1,545	141,012
Sherwin-Williams Company (The)	677	181,890
Terra Nitrogen Company, L.P.	3,360	360,494
Trinseo S.A.	6,731	394,100
W.R. Grace & Company	2,427	158,386
Westlake Chemical Corporation (a)	7,308	432,414
Westlake Chemical Partners, L.P.	17,517	367,857
		3,984,427
Containers & Packaging — 0.7%
Avery Dennison Corporation	2,713	195,499
Sealed Air Corporation	706	32,193
		227,692

Total Common Stocks (Cost $29,914,156)		$33,877,328

MONEY MARKET FUNDS — 0.8%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.28% (c) (Cost $255,352)	255,352	$255,352

Total Investments at Value — 104.0% (Cost $30,169,508)		$34,132,680

Liabilities in Excess of Other Assets — (4.0%)		(1,319,839)

Net Assets — 100.0%		$32,812,841

(a)	All or a portion of the shares have been pledged as collateral for trading purposes.

(b)	Non-income producing security.

(c)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS November 30, 2016 (Unaudited)
COMMON STOCKS — 136.8%	Shares	Value
Consumer Discretionary — 27.7%
Auto Components — 2.1%
Gentex Corporation (a)	27,793	$513,893
Motorcar Parts of America, Inc. (b)	3,146	76,951
Visteon Corporation (a)	1,141	89,762
		680,606
Automobiles — 1.0%
Thor Industries, Inc. (a)	3,349	336,809

Diversified Consumer Services — 0.9%
H&R Block, Inc. (a)	13,080	289,853

Hotels, Restaurants & Leisure — 1.8%
Bojangles', Inc. (b)	9,469	169,495
DineEquity, Inc.	987	82,494
ILG, Inc. (a)	18,314	330,934
		582,923
Household Durables — 0.3%
GoPro, Inc. - Class A (a) (b)	5,295	52,844
Tupperware Brands Corporation (a)	963	53,389
		106,233
Leisure Products — 2.5%
Nautilus, Inc. (a) (b)	7,061	121,449
Polaris Industries, Inc. (a)	1,381	119,954
Smith & Wesson Holding Corporation (a) (b)	15,816	368,987
Sturm, Ruger & Company, Inc. (a)	4,598	236,337
		846,727
Media — 11.3%
AMC Networks, Inc. - Class A (a) (b)	7,073	390,783
Discovery Communications, Inc. - Series A (a) (b)	4,845	131,251
Entercom Communications Corporation - Class A	20,308	308,682
Interpublic Group of Companies, Inc. (The) (a)	14,127	340,037
Liberty Media Corporation - Series A (b)	1,376	43,055
Meredith Corporation	603	33,497
MSG Networks, Inc. - Class A (a) (b)	4,538	92,802
National CineMedia, Inc. (a)	11,010	168,893
Omnicom Group, Inc. (a)	8,413	731,426
Scripps Networks Interactive, Inc. - Class A (a)	4,438	307,376
TEGNA, Inc. (a)	20,972	470,402
Twenty-First Century Fox, Inc. - Class A	6,026	169,391
Viacom, Inc. - Class B (a)	15,460	579,441
		3,767,036

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 136.8% (Continued)	Shares	Value
Consumer Discretionary — 27.7% (Continued)
Multi-Line Retail — 0.1%
Dollar General Corporation	617	$47,706

Specialty Retail — 5.9%
Best Buy Company, Inc. (a)	7,072	323,190
Cato Corporation (The) - Class A (a)	14,447	427,631
Express, Inc. (b)	5,518	73,721
Francesca's Holdings Corporation (a) (b)	26,474	423,055
Hibbett Sports, Inc. (a) (b)	8,099	325,985
L Brands, Inc. (a)	3,888	273,015
Select Comfort Corporation (a) (b)	3,139	71,004
Winmark Corporation	407	46,703
		1,964,304
Textiles, Apparel & Luxury Goods — 1.8%
Steven Madden Ltd. (a) (b)	16,441	609,139

Consumer Staples — 25.1%
Beverages — 3.9%
Boston Beer Company, Inc. (The) - Class A (a) (b)	2,173	376,146
Brown-Forman Corporation - Class B (a)	5,878	266,567
Dr Pepper Snapple Group, Inc. (a)	5,762	499,796
National Beverage Corporation (a)	3,368	170,051
		1,312,560
Food & Staples Retailing — 1.3%
CVS Health Corporation	610	46,903
Smart & Final Stores, Inc. (a) (b)	881	11,893
Sprouts Farmers Market, Inc. (a) (b)	10,055	201,201
Village Super Market, Inc. - Class A	2,648	91,435
Whole Foods Market, Inc. (a)	2,605	79,166
		430,598
Food Products — 7.9%
Amplify Snack Brands, Inc. (a) (b)	19,748	187,606
B&G Foods, Inc. (a)	3,525	150,870
Cal-Maine Foods, Inc. (a)	2,646	107,692
Flowers Foods, Inc.	6,361	98,723
J & J Snack Foods Corporation	375	45,536
John B. Sanfilippo & Son, Inc. (a)	616	39,239
Kellogg Company (a)	69	4,968
Lancaster Colony Corporation (a)	3,979	539,194
Mead Johnson Nutrition Company (a)	1,071	77,208
Mondelēz International, Inc. - Class A (a)	8,424	347,406
Omega Protein Corporation (b)	3,301	79,059

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 136.8% (Continued)	Shares	Value
Consumer Staples — 25.1% (Continued)
Food Products — 7.9% (Continued)
Pilgrim's Pride Corporation (a)	22,555	$397,194
Sanderson Farms, Inc. (a)	5,672	457,447
Tyson Foods, Inc. - Class A	1,513	85,954
		2,618,096
Household Products — 2.5%
Central Garden & Pet Company (a) (b)	4,934	142,494
Church & Dwight Company, Inc. (a)	2,707	118,540
Clorox Company (The) (a)	395	45,646
Energizer Holdings, Inc.	3,793	170,192
WD-40 Company (a)	3,327	358,983
		835,855
Personal Products — 6.4%
Herbalife Ltd. (a) (b)	9,159	449,066
Inter Parfums, Inc. (a)	16,943	583,686
Medifast, Inc.	2,191	85,624
Natural Health Trends Corporation (a)	1,148	29,033
Nu Skin Enterprises, Inc. - Class A (a)	6,636	346,266
Revlon, Inc. - Class A (a) (b)	4,428	122,877
USANA Health Sciences, Inc. (a) (b)	8,470	516,247
		2,132,799
Tobacco — 3.1%
Altria Group, Inc. (a)	6,267	400,649
Philip Morris International, Inc. (a)	906	79,982
Universal Corporation (a)	168	9,249
Vector Group Ltd. (a)	24,535	523,822
		1,013,702
Energy — 8.7%
Oil, Gas & Consumable Fuels — 8.7%
Delek Logistics Partners, L.P. (a)	12,873	328,905
EQT Midstream Partners, L.P. (a)	5,788	423,855
Green Plains Partners, L.P. (a)	17,836	325,507
HollyFrontier Corporation	914	26,296
Marathon Oil Corporation (a)	209	3,775
PBF Energy, Inc. - Class A	5,776	138,566
PBF Logistics, L.P. (a)	19,671	366,864
Phillips 66 (a)	57	4,736
REX American Resources Corporation (a) (b)	2,918	285,030
Shell Midstream Partners, L.P. (a)	10,085	278,144
Tesoro Corporation (a)	4,306	350,293
Tesoro Logistics, L.P.	1,582	74,560
Valero Energy Partners, L.P. (a)	6,410	259,092

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 136.8% (Continued)	Shares	Value
Energy — 8.7% (Continued)
Oil, Gas & Consumable Fuels — 8.7% (Continued)
World Fuel Services Corporation	574	$25,520
		2,891,143
Financials — 0.0%
Insurance — 0.0%
Gerova Financial Group Ltd. (a) (b) (c)	2	0

Health Care — 26.8%
Health Care Equipment & Supplies — 4.2%
Align Technology, Inc. (a) (b)	68	6,327
Anika Therapeutics, Inc. (a) (b)	11,613	541,863
C.R. Bard, Inc. (a)	466	98,116
Globus Medical, Inc. - Class A (a) (b)	21,876	473,397
Meridian Bioscience, Inc. (a)	16,013	277,025
		1,396,728
Health Care Providers & Services — 18.8%
Aceto Corporation	3,755	76,715
American Renal Associates Holdings, Inc. (a) (b)	12,848	313,748
AmerisourceBergen Corporation (a)	3,605	281,154
AMN Healthcare Services, Inc. (b)	4,547	151,415
AmSurg Corporation (a) (b)	7,041	479,633
Cardinal Health, Inc. (a)	6,001	426,131
Chemed Corporation (a)	3,739	556,999
CorVel Corporation (b)	1,385	44,597
DaVita, Inc. (b)	459	29,078
Express Scripts Holding Company (a) (b)	5,375	407,855
HCA Holdings, Inc. (a) (b)	389	27,576
HealthSouth Corporation (a)	11,178	465,787
Laboratory Corporation of America Holdings (a) (b)	23	2,894
LHC Group, Inc. (a) (b)	8,552	359,697
McKesson Corporation (a)	2,568	369,304
MEDNAX, Inc. (a) (b)	7,453	487,948
Premier, Inc. - Class A (a) (b)	15,421	464,789
Quest Diagnostics, Inc. (a)	6,596	576,886
Surgical Care Affiliates, Inc. (a) (b)	8,413	353,767
U.S. Physical Therapy, Inc. (a)	3,611	231,104
Universal Health Services, Inc. - Class B	1,088	133,846
		6,240,923
Health Care Technology — 0.1%
Inovalon Holdings, Inc. - Class A (b)	2,335	35,842

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 136.8% (Continued)	Shares	Value
Health Care — 26.8% (Continued)
Pharmaceuticals — 3.7%
Akorn, Inc. (a) (b)	9,678	$205,367
ANI Pharmaceuticals, Inc. (a) (b)	1,859	109,551
Depomed, Inc. (a) (b)	7,299	139,411
Innoviva, Inc. (b)	1,581	16,348
Johnson & Johnson (a)	1,508	167,840
Lannett Company, Inc. (a) (b)	3,560	81,524
Prestige Brands Holdings, Inc. (a) (b)	5,400	256,878
Sucampo Pharmaceuticals, Inc. - Class A (a) (b)	15,782	256,457
		1,233,376
Industrials — 13.1%
Aerospace & Defense — 1.6%
BWX Technologies, Inc. (a)	41	1,606
General Dynamics Corporation (a)	1,719	301,427
Raytheon Company (a)	1,569	234,628
		537,661
Air Freight & Logistics — 1.4%
C.H. Robinson Worldwide, Inc. (a)	1,565	117,140
Expeditors International of Washington, Inc. (a)	6,729	354,888
		472,028
Building Products — 0.2%
American Woodmark Corporation (b)	653	50,052

Commercial Services & Supplies — 1.3%
Deluxe Corporation (a)	6,624	448,445

Electrical Equipment — 1.5%
Emerson Electric Company (a)	6,157	347,501
Rockwell Automation, Inc. (a)	1,162	155,371
		502,872
Machinery — 3.7%
Federal Signal Corporation (a)	7,552	119,322
Greenbrier Companies, Inc. (The) (a)	17,493	678,728
Joy Global, Inc. (a)	86	2,411
Wabash National Corporation (a) (b)	30,179	416,168
		1,216,629
Professional Services — 2.9%
Insperity, Inc. (a)	26	1,883
Robert Half International, Inc. (a)	9,528	427,521
RPX Corporation (a) (b)	50,978	532,720
		962,124

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 136.8% (Continued)	Shares	Value
Industrials — 13.1% (Continued)
Road & Rail — 0.5%
Landstar System, Inc. (a)	1,969	$160,375

Information Technology — 18.4%
Communications Equipment — 3.9%
Cisco Systems, Inc. (a)	1,467	43,746
F5 Networks, Inc. (b)	584	82,198
InterDigital, Inc. (a)	8,491	672,487
Juniper Networks, Inc.	10,200	280,908
Ubiquiti Networks, Inc. (a) (b)	3,962	221,714
		1,301,053
Electronic Equipment, Instruments & Components — 1.9%
CDW Corporation	1,767	90,541
Fitbit, Inc. - Class A (b)	23,130	193,367
Methode Electronics, Inc. (a)	9,283	343,007
		626,915
Internet Software & Services — 1.4%
eBay, Inc. (a) (b)	9,333	259,551
NIC, Inc. (a)	2,818	70,732
VeriSign, Inc. (b)	1,751	138,066
		468,349
IT Services — 3.6%
Computer Services, Inc.	916	35,953
CSG Systems International, Inc.	1,986	88,377
NeuStar, Inc. - Class A (a) (b)	22,170	537,623
Western Union Company (The) (a)	26,178	550,523
		1,212,476
Semiconductors & Semiconductor Equipment — 0.3%
QUALCOMM, Inc. (a)	1,595	108,667

Software — 5.3%
ACI Worldwide, Inc. (a) (b)	3,818	71,053
Aspen Technology, Inc. (a) (b)	1,839	97,154
CA, Inc. (a)	11,678	373,229
ePlus, Inc. (a) (b)	4,318	480,162
MicroStrategy, Inc. - Class A (a) (b)	869	168,612
Oracle Corporation	4,458	179,167
Silver Spring Networks, Inc. (a) (b)	24,462	341,245
VASCO Data Security International, Inc. (b)	2,930	42,485
		1,753,107

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 136.8% (Continued)	Shares	Value
Information Technology — 18.4% (Continued)
Technology Hardware, Storage & Peripherals — 2.0%
Apple, Inc. (a)	2,137	$236,181
CPI Card Group, Inc.	4,498	16,867
HP, Inc. (a)	26,407	406,668
		659,716
Materials — 17.0%
Chemicals — 16.1%
Chase Corporation	1,334	107,520
Ciner Resources, L.P. (a)	4,089	126,759
Dow Chemical Company (The) (a)	1,565	87,202
Ferro Corporation (a) (b)	179	2,649
FutureFuel Corporation (a)	9,935	136,407
Innospec, Inc. (a)	6,452	423,896
Koppers Holdings, Inc. (a) (b)	196	7,517
LyondellBasell Industries N.V. - Class A (a)	11,621	1,049,609
NewMarket Corporation (a)	1,241	519,247
PolyOne Corporation (a)	1,257	41,443
PPG Industries, Inc.	1,125	107,921
Scotts Miracle-Gro Company (The) - Class A	1,836	167,572
Sherwin-Williams Company (The) (a)	925	248,520
Terra Nitrogen Company, L.P. (a)	4,600	493,534
Trinseo S.A. (a)	9,211	539,304
W.R. Grace & Company (a)	3,253	212,291
Westlake Chemical Corporation (a)	9,887	585,014
Westlake Chemical Partners, L.P. (a)	23,972	503,412
		5,359,817
Containers & Packaging — 0.9%
Avery Dennison Corporation (a)	3,705	266,982
Sealed Air Corporation	963	43,913
		310,895
Metals & Mining — 0.0% (d)
Reliance Steel & Aluminum Company (a)	7	568

Total Common Stocks (Cost $41,660,457)		$45,524,707

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 22.7%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.28% (e) (Cost $7,536,578)	7,536,578	$7,536,578

Total Investments at Value — 159.5% (Cost $49,197,035)		$53,061,285

Liabilities in Excess of Other Assets (f) — (59.5%)		(19,791,068)

Net Assets — 100.0%		$33,270,217

(a)	All or a portion of the shares have been pledged as collateral for open short positions and trading purposes.

(b)	Non-income producing security.

(c)

Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 at November 30, 2016 representing 0.0% of net assets (Note 2).

(d)	Percentage rounds to less than 0.1%.

(e)	The rate shown is the 7-day effective yield as of November 30, 2016.

(f)	Includes cash held as margin deposits for short positions.

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT November 30, 2016 (Unaudited)
COMMON STOCKS — 93.4%	Shares	Value
Consumer Discretionary — 19.2%
Auto Components — 0.5%
BorgWarner, Inc.	88	$3,133
Cooper-Standard Holdings, Inc.	126	12,010
Fox Factory Holding Corporation	1,650	41,415
Horizon Global Corporation	153	3,521
Modine Manufacturing Company	3,107	36,507
Standard Motor Products, Inc.	71	3,546
Stoneridge, Inc.	835	13,251
Superior Industries International, Inc.	1,188	29,878
Tower International, Inc.	404	10,585
		153,846
Automobiles — 0.0% (a)
Harley-Davidson, Inc.	89	5,419
Tesla Motors, Inc.	35	6,629
		12,048
Distributors — 0.3%
Core-Mark Holding Company, Inc.	1,167	42,607
LKQ Corporation	1,660	54,498
		97,105
Diversified Consumer Services — 0.6%
2U, Inc.	351	11,604
LifeLock, Inc.	2,932	69,811
Matthews International Corporation - Class A	314	22,844
Regis Corporation	3,064	41,364
Service Corporation International	1,473	39,756
Sotheby's	746	29,139
		214,518
Hotels, Restaurants & Leisure — 6.6%
Aramark	1,506	51,822
Biglari Holdings, Inc.	112	52,520
BJ's Restaurants, Inc.	957	35,505
Bloomin' Brands, Inc.	2,917	54,256
Bob Evans Farms, Inc.	710	31,702
Buffalo Wild Wings, Inc.	417	70,306
Carnival Corporation	644	33,108
Carrols Restaurant Group, Inc.	1,779	24,194
Cedar Fair, L.P.	1,201	73,285
Cheesecake Factory, Inc. (The)	1,003	59,348
Chipotle Mexican Grill, Inc.	98	38,840
Churchill Downs, Inc.	374	57,259
Chuy's Holdings, Inc.	1,193	37,401

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Discretionary — 19.2% (Continued)
Hotels, Restaurants & Leisure — 6.6% (Continued)
ClubCorp Holdings, Inc.	388	$5,044
Darden Restaurants, Inc.	381	27,927
Dave & Buster's Entertainment, Inc.	957	44,835
Denny's Corporation	1,310	15,838
Extended Stay America, Inc.	4,312	67,095
Fiesta Restaurant Group, Inc.	509	14,583
Habit Restaurants, Inc. (The) - Class A	985	16,548
Hilton Worldwide Holdings, Inc.	2,729	68,416
Hyatt Hotels Corporation - Class A	1,139	58,476
International Speedway Corporation - Class A	1,221	44,933
Jack in the Box, Inc.	772	80,303
La Quinta Holdings, Inc.	348	4,225
Las Vegas Sands Corporation	1,239	77,648
Lindblad Expeditions Holdings, Inc.	1,321	12,629
Marcus Corporation (The)	1,584	47,520
Marriott International, Inc. - Class A	85	6,696
Marriott Vacations Worldwide Corporation	600	46,584
McDonald's Corporation	509	60,708
MGM Resorts International	2,625	75,364
Norwegian Cruise Line Holdings Ltd.	1,295	51,554
Panera Bread Company - Class A	295	62,573
Papa John's International, Inc.	413	36,493
Penn National Gaming, Inc.	202	2,683
Planet Fitness, Inc. - Class A	352	7,135
Red Robin Gourmet Burgers, Inc.	754	38,793
Royal Caribbean Cruises Ltd.	800	64,776
SeaWorld Entertainment, Inc.	756	12,776
Shake Shack, Inc. - Class A	100	3,688
Six Flags Entertainment Corporation	1,079	62,194
Sonic Corporation	593	15,477
Speedway Motorsports, Inc.	1,588	32,538
Starbucks Corporation	624	36,173
Texas Roadhouse, Inc.	1,683	78,916
Vail Resorts, Inc.	498	78,883
Wendy's Company (The)	5,535	69,575
Wingstop, Inc.	960	29,462
Wynn Resorts Ltd.	353	36,003
Yum China Holdings, Inc.	655	18,419
Yum! Brands, Inc.	655	41,520
Zoe's Kitchen, Inc.	366	9,026
		2,183,575

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Discretionary — 19.2% (Continued)
Household Durables — 2.2%
CalAtlantic Group, Inc.	1,479	$49,384
Cavco Industries, Inc.	361	34,133
D.R. Horton, Inc.	1,521	42,162
Helen of Troy Ltd.	630	53,613
Installed Building Products, Inc.	1,358	56,357
Lennar Corporation - Class A	1,153	49,049
LGI Homes, Inc.	300	9,795
M/I Homes, Inc.	467	10,909
MDC Holdings, Inc.	1,675	45,024
Meritage Homes Corporation	1,027	37,023
Mohawk Industries, Inc.	318	62,786
Newell Brands, Inc.	1,325	62,288
PulteGroup, Inc.	535	10,090
Taylor Morrison Home Corporation - Class A	2,733	54,141
Tempur Sealy International, Inc.	97	6,140
Toll Brothers, Inc.	2,200	65,252
TRI Pointe Group, Inc.	1,561	18,139
Universal Electronics, Inc.	647	43,575
Whirlpool Corporation	156	25,341
		735,201
Internet & Direct Marketing Retail — 1.5%
1-800-FLOWERS.COM, Inc. - Class A	4,252	44,859
Amazon.com, Inc.	84	63,048
Etsy, Inc.	2,566	31,818
Expedia, Inc.	499	61,901
FTD Companies, Inc.	1,637	37,422
Groupon, Inc.	13,594	53,968
Liberty Expedia Holdings, Inc. - Series A	242	10,638
Liberty Interactive Corporation QVC Group - Series A	682	14,124
Liberty TripAdvisor Holdings, Inc. - Series A	1,929	30,960
Liberty Ventures - Series A	425	16,583
Netflix, Inc.	533	62,361
Priceline Group, Inc. (The)	4	6,015
Shutterfly, Inc.	656	33,240
TripAdvisor, Inc.	881	42,535
		509,472
Leisure Products — 0.5%
Brunswick Corporation	269	13,482
Callaway Golf Company	4,167	50,629
Hasbro, Inc.	54	4,611
Mattel, Inc.	1,772	55,942

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Discretionary — 19.2% (Continued)
Leisure Products — 0.5% (Continued)
Vista Outdoor, Inc.	680	$27,302
		151,966
Media — 2.3%
AMC Entertainment Holdings, Inc. - Class A	2,475	84,026
Cable One, Inc.	74	43,738
Charter Communications, Inc. - Class A	147	40,471
Cinemark Holdings, Inc.	453	18,047
DISH Network Corporation - Class A	1,170	67,216
E.W. Scripps Company (The) - Class A	2,517	43,091
Gannett Company, Inc.	657	6,268
Global Eagle Entertainment, Inc.	3,048	19,568
John Wiley & Sons, Inc. - Class A	293	16,071
Liberty Braves Group - Series A	17	343
Liberty Broadband Corporation - Series A	156	10,847
Liberty SiriusXM Group - Series A	192	6,970
Lions Gate Entertainment Corporation	318	7,441
Live Nation Entertainment, Inc.	2,731	75,594
Loral Space & Communications, Inc.	826	32,544
Madison Square Garden Company (The) - Class A	148	25,699
MDC Partners, Inc. - Class A	534	3,311
New Media Investment Group, Inc.	534	8,202
New York Times Company (The) - Class A	1,795	23,335
News Corporation - Class A	4,464	51,604
Pandora Media, Inc.	1,502	17,453
Regal Entertainment Group - Class A	210	4,811
Scholastic Corporation	1,057	46,603
Sirius XM Holdings, Inc.	5,286	24,157
Time, Inc.	2,870	46,494
Tribune Media Company - Class A	936	33,612
tronc, Inc.	287	3,737
World Wrestling Entertainment, Inc. - Class A	392	7,362
		768,615
Multi-Line Retail — 0.9%
Burlington Stores, Inc.	1,115	98,031
Dollar Tree, Inc.	745	65,679
Fred's, Inc. - Class A	1,747	17,452
Kohl's Corporation	614	33,052
Macy's, Inc.	879	37,094
Nordstrom, Inc.	321	17,950
Ollie's Bargain Outlet Holdings, Inc.	753	22,628
Target Corporation	209	16,143
		308,029

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Discretionary — 19.2% (Continued)
Specialty Retail — 2.6%
Abercrombie & Fitch Company - Class A	2,001	$28,754
Adient plc	121	6,481
Advance Auto Parts, Inc.	277	47,013
AutoNation, Inc.	71	3,171
Barnes & Noble Education, Inc.	955	10,858
Barnes & Noble, Inc.	2,832	35,683
CarMax, Inc.	211	12,194
Chico's FAS, Inc.	2,294	35,121
Children's Place, Inc. (The)	181	18,797
Dick's Sporting Goods, Inc.	275	16,244
Finish Line, Inc. (The) - Class A	1,345	30,182
Five Below, Inc.	1,208	47,547
Guess?, Inc.	1,120	17,158
Haverty Furniture Companies, Inc.	150	3,240
Home Depot, Inc. (The)	60	7,764
Lithia Motors, Inc. - Class A	487	44,755
Lowe's Companies, Inc.	821	57,922
MarineMax, Inc.	1,511	28,407
Monro Muffler Brake, Inc.	784	46,883
Murphy USA, Inc.	412	28,094
Office Depot, Inc.	3,898	18,983
O'Reilly Automotive, Inc.	44	12,078
Pier 1 Imports, Inc.	634	3,544
Restoration Hardware Holdings, Inc.	101	3,641
Shoe Carnival, Inc.	257	6,710
Signet Jewelers Ltd.	343	31,313
Sportman's Warehouse Holdings, Inc.	971	8,739
Staples, Inc.	5,812	56,202
Tiffany & Company	356	29,363
Tile Shop Holdings, Inc.	2,512	50,366
Tractor Supply Company	419	31,454
Ulta Salon Cosmetics & Fragrance, Inc.	282	73,179
Zumiez, Inc.	316	7,837
		859,677
Textiles, Apparel & Luxury Goods — 1.2%
Coach, Inc.	528	19,214
Columbia Sportswear Company	809	46,008
Crocs, Inc.	4,537	31,759
Deckers Outdoor Corporation	55	3,271
Fossil Group, Inc.	98	3,275
G-III Apparel Group Ltd.	90	2,444

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Discretionary — 19.2% (Continued)
Textiles, Apparel & Luxury Goods — 1.2% (Continued)
Hanesbrands, Inc.	2,077	$48,249
Kate Spade & Company	2,254	33,472
NIKE, Inc. - Class B	1,076	53,875
PVH Corporation	197	20,870
Ralph Lauren Corporation	357	37,346
Sequential Brands Group, Inc.	1,654	8,468
Under Armour, Inc. - Class C	223	5,749
Unifi, Inc.	1,128	35,103
Vera Bradley, Inc.	161	2,322
VF Corporation	207	11,284
Wolverine World Wide, Inc.	1,179	26,563
		389,272
Consumer Staples — 17.1%
Beverages — 2.1%
Brown-Forman Corporation - Class B	4	182
Coca-Cola Bottling Company Consolidated	1,635	264,510
Coca-Cola Company (The)	1,872	75,535
Coca-Cola European Partners plc	403	13,081
Constellation Brands, Inc. - Class A	521	78,744
MGP Ingredients, Inc.	2,068	97,816
Molson Coors Brewing Company - Class B	828	81,169
PepsiCo, Inc.	724	72,473
		683,510
Food & Staples Retailing — 5.1%
Casey's General Stores, Inc.	1,415	170,437
Chefs' Warehouse, Inc. (The)	2,257	29,228
Costco Wholesale Corporation	519	77,907
Diplomat Pharmacy, Inc.	1,262	17,870
Ingles Markets, Inc. - Class A	336	15,422
Kroger Company (The)	1,402	45,285
Natural Grocers by Vitamin Cottage, Inc.	3,276	34,726
Performance Food Group Company	4,808	101,449
PriceSmart, Inc.	872	79,614
Smart & Final Stores, Inc.	16,454	222,129
SpartanNash Company	8,689	314,629
Sysco Corporation	1,693	90,152
United Natural Foods, Inc.	712	33,428
US Foods Holdings Corporation	4,369	99,875
Walgreens Boots Alliance, Inc.	935	79,223
Weis Markets, Inc.	4,975	277,107
		1,688,481

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Consumer Staples — 17.1% (Continued)
Food Products — 8.5%
AdvancePierre Foods Holdings, Inc.	574	$15,538
Archer-Daniels-Midland Company	2,045	88,405
Blue Buffalo Pet Products, Inc.	1,768	41,424
Bunge Ltd.	1,351	92,246
Calavo Growers, Inc.	4,132	222,921
Campbell Soup Company	1,305	74,242
Conagra Brands, Inc.	1,836	67,363
Darling Ingredients, Inc.	11,218	151,555
Dean Foods Company	6,543	129,944
Farmer Brothers Company	7,017	244,543
Fresh Del Monte Produce, Inc.	3,970	246,180
Hain Celestial Group, Inc. (The)	2,340	91,705
Hostess Brands, Inc.	1,258	16,291
Ingredion, Inc.	503	59,042
JM Smucker Company (The)	300	37,785
Kellogg Company	1,124	80,928
Kraft Heinz Company (The)	830	67,770
Lamb Weston Holdings, Inc.	545	18,247
McCormick & Company, Inc.	1,212	110,534
Pinnacle Foods, Inc.	2,977	147,540
Post Holdings, Inc.	2,304	175,864
Seaboard Corporation	60	245,580
Snyder's-Lance, Inc.	5,858	218,269
Tootsie Roll Industries, Inc.	405	15,289
TreeHouse Foods, Inc.	2,234	154,861
		2,814,066
Household Products — 0.4%
Colgate-Palmolive Company	976	63,664
Kimberly Clark Corporation	399	46,128
Spectrum Brands Holdings, Inc.	294	35,248
		145,040
Personal Products — 1.0%
Avon Products, Inc.	20,565	110,434
Coty, Inc. - Class A	759	14,201
Edgewell Personal Care Company	2,488	196,900
Estée Lauder Companies, Inc. (The) - Class A	370	28,749
		350,284
Energy — 6.1%
Oil, Gas & Consumable Fuels — 6.1%
Antero Midstream Partners, L.P.	1,689	47,579
Arch Coal, Inc. - Class A	141	11,002

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Energy — 6.1% (Continued)
Oil, Gas & Consumable Fuels — 6.1% (Continued)
Atlas Energy Group, LLC	1	$1
Cheniere Energy Partners LP Holdings, LLC	2,632	57,799
Clean Energy Fuels Corporation	7,001	25,484
Columbia Pipeline Partners, L.P.	1,762	30,218
CONSOL Energy, Inc.	2,972	61,164
Crestwood Equity Partners, L.P.	1,701	38,102
CrossAmerica Partners, L.P.	3,667	95,342
CVR Energy, Inc.	622	10,406
DCP Midstream Partners, L.P.	1,668	57,763
Delek US Holdings, Inc.	3,035	61,034
Dominion Midstream Partners, L.P.	2,989	76,518
Enbridge Energy Partners, L.P.	2,634	65,060
EnLink Midstream Partners, L.P.	6,852	120,047
EnLink Midstream, LLC	3,559	65,130
Genesis Energy, L.P.	1,658	57,931
Green Plains, Inc.	4,520	122,492
Holly Energy Partners, L.P.	190	6,129
Marathon Oil Corporation	209	3,775
Martin Midstream Partners, L.P.	382	6,494
MPLX, L.P.	1,898	62,349
NuStar Energy, L.P.	2,087	99,633
NuStar GP Holdings, LLC	4,016	102,006
Par Pacific Holdings, Inc.	7,303	108,084
Phillips 66	57	4,736
Phillips 66 Partners, L.P.	362	16,337
Plains All American Pipeline, L.P.	306	10,083
Plains GP Holdings, L.P. - Class A	241	8,474
Rice Midstream Partners, L.P.	3,854	83,054
SemGroup Corporation - Class A	3,008	108,438
Summit Midstream Partners, L.P.	4,310	96,760
Sunoco Logistics Partners, L.P.	1,174	27,812
Tallgrass Energy G.P., L.P.	199	4,816
Targa Resources Corporation	1,449	77,217
TC PipeLines, L.P.	86	4,571
TransMontaigne Partners, L.P.	1,625	69,046
Western Gas Equity Partners, L.P.	1,625	69,777
Western Gas Partners, L.P.	1,242	70,881
		2,043,544
Health Care — 18.2%
Health Care Equipment & Supplies — 12.6%
ABIOMED, Inc.	728	81,711

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Health Care — 18.2% (Continued)
Health Care Equipment & Supplies — 12.6% (Continued)
Accuray, Inc.	5,137	$25,942
Alere, Inc.	721	28,638
Align Technology, Inc.	363	33,777
Analogic Corporation	882	81,276
AngioDynamics, Inc.	4,241	69,128
AtriCure, Inc.	5,284	95,059
Baxter International, Inc.	2,505	111,147
Becton, Dickinson and Company	782	132,236
Boston Scientific Corporation	6,082	124,438
Cantel Medical Corporation	1,932	157,593
Cardiovascular Systems, Inc.	4,095	99,058
Cerus Corporation	11,513	60,098
CONMED Corporation	1,051	45,803
Cooper Companies, Inc. (The)	851	139,981
CryoLife, Inc.	303	5,954
Cynosure, Inc. - Class A	684	31,019
DENTSPLY SIRONA, Inc.	2,144	124,738
DexCom, Inc.	1,939	126,597
Edwards Lifesciences Corporation	357	29,577
Endologix, Inc.	8,236	60,535
GenMark Diagnostics, Inc.	1,642	19,080
Glaukos Corporation	3,352	104,616
Haemonetics Corporation	2,633	104,346
Halyard Health, Inc.	2,702	100,379
Hill-Rom Holdings, Inc.	3,120	166,421
Hologic, Inc.	1,363	52,176
IDEXX Laboratories, Inc.	1,301	153,063
Inogen, Inc.	554	35,694
Insulet Corporation	2,909	97,888
Integer Holdings Corporation	387	10,933
Integra LifeSciences Holdings Corporation	2,225	179,780
Invacare Corporation	1,060	12,190
K2M Group Holdings, Inc.	5,018	94,338
Merit Medical Systems, Inc.	3,911	92,104
Natus Medical, Inc.	136	5,420
Neogen Corporation	1,130	71,506
Nevro Corporation	1,598	121,496
NuVasive, Inc.	1,544	100,206
Nuvectra Corporation	129	741
NxStage Medical, Inc.	4,279	105,777
Orthofix International N.V.	1,564	58,916

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Health Care — 18.2% (Continued)
Health Care Equipment & Supplies — 12.6% (Continued)
Penumbra, Inc.	277	$17,146
Quidel Corporation	4,564	104,653
Spectranetics Corporation (The)	4,664	101,908
Stryker Corporation	79	8,979
Teleflex, Inc.	740	109,468
Vascular Solutions, Inc.	1,464	80,666
West Pharmaceutical Services, Inc.	2,296	186,320
ZELTIQ Aesthetics, Inc.	2,903	127,761
Zimmer Biomet Holdings, Inc.	1,132	115,306
		4,203,582
Health Care Providers & Services — 1.8%
Acadia Healthcare Company, Inc.	2,631	100,004
Amedisys, Inc.	825	32,579
AmerisourceBergen Corporation	4	312
BioTelemetry, Inc.	282	5,485
Civitas Solutions, Inc.	608	10,184
Cross Country Healthcare, Inc.	1,792	25,697
Ensign Group, Inc. (The)	263	5,686
Healthways, Inc.	1,802	41,806
Henry Schein, Inc.	335	49,902
HMS Holdings Corporation	2,396	43,895
Laboratory Corporation of America Holdings	157	19,758
LifePoint Health, Inc.	1,522	83,634
Owens & Minor, Inc.	859	29,129
Patterson Companies, Inc.	229	8,871
PharMerica Corporation	1,470	35,354
Providence Service Corporation (The)	1,298	47,650
Team Health Holdings, Inc.	1,488	63,314
		603,260
Health Care Technology — 2.4%
Allscripts Healthcare Solutions, Inc.	9,068	99,567
athenahealth, Inc.	1,109	104,911
Castlight Health, Inc. - Class B	3,512	16,331
Cerner Corporation	802	39,924
Cotiviti Holdings, Inc.	438	13,048
Evolent Health, Inc. - Class A	2,455	46,154
HealthStream, Inc.	1,019	25,536
Medidata Solutions, Inc.	3,410	188,334
Omnicell, Inc.	1,127	40,403
Quality Systems, Inc.	4,227	55,458
Veeva Systems, Inc. - Class A	3,554	165,190

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Health Care — 18.2% (Continued)
Health Care Technology — 2.4% (Continued)
Vocera Communications, Inc.	722	$13,140
		807,996
Pharmaceuticals — 1.4%
Abbott Laboratories	2,470	94,033
Allergan plc	297	57,707
Bristol-Myers Squibb Company	1,352	76,307
Eli Lilly & Company	1,470	98,667
Mallinckrodt plc	389	20,500
Merck & Company, Inc.	422	25,822
Mylan N.V.	418	15,303
Zoetis, Inc.	1,256	63,277
		451,616
Industrials — 8.9%
Aerospace & Defense — 1.5%
AAR Corporation	638	23,536
Aerojet Rocketdyne Holdings, Inc.	965	19,609
AeroVironment, Inc.	609	17,235
Boeing Company (The)	393	59,170
BWX Technologies, Inc.	657	25,728
Cubic Corporation	390	18,057
Curtiss-Wright Corporation	348	34,981
DigitalGlobe, Inc.	463	14,885
Engility Holdings, Inc.	230	8,338
Esterline Technologies Corporation	107	9,411
HEICO Corporation	205	16,093
Hexcel Corporation	952	49,237
KEYW Holding Corporation (The)	116	1,453
KLX, Inc.	373	14,543
L-3 Communications Holdings, Inc.	263	41,494
Lockheed Martin Corporation	154	40,848
Rockwell Collins, Inc.	143	13,259
Spirit AeroSystems Holdings, Inc. - Class A	88	5,126
TASER International, Inc.	235	6,399
Teledyne Technologies, Inc.	132	16,483
Textron, Inc.	867	39,908
Triumph Group, Inc.	332	9,230
United Technologies Corporation	49	5,278
		490,301

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Industrials — 8.9% (Continued)
Air Freight & Logistics — 0.3%
Air Transport Services Group, Inc.	1,227	$19,878
Echo Global Logistics, Inc.	690	17,319
FedEx Corporation	333	63,826
Forward Air Corporation	118	5,709
United Parcel Service, Inc. - Class B	109	12,635
		119,367
Building Products — 0.8%
A.O. Smith Corporation	54	2,626
Advanced Drainage Systems, Inc.	587	11,916
Armstrong Flooring, Inc.	133	2,491
Armstrong World Industries, Inc.	611	25,479
Continental Building Products, Inc.	586	13,126
CSW Industrials, Inc.	38	1,387
Fortune Brands Home & Security, Inc.	480	26,472
Gibraltar Industries, Inc.	355	15,975
Griffon Corporation	148	3,537
Lennox International, Inc.	241	35,829
Masonite International Corporation	307	19,894
NCI Building Systems, Inc.	888	14,830
Owens Corning	642	32,986
Quanex Building Products Corporation	885	17,213
Simpson Manufacturing Company, Inc.	121	5,704
USG Corporation	1,134	32,478
		261,943
Commercial Services & Supplies — 1.6%
ABM Industries, Inc.	535	23,540
Brady Corporation - Class A	455	16,721
Brink's Company (The)	500	20,200
Clean Harbors, Inc.	953	50,366
Essendant, Inc.	297	5,753
Healthcare Services Group, Inc.	1,204	46,896
InnerWorkings, Inc.	1,095	10,129
Johnson Controls International plc	1,291	58,069
KAR Auction Services, Inc.	1,015	42,792
McGrath RentCorp	403	14,879
Mobile Mini, Inc.	230	7,061
MSA Safety, Inc.	95	5,905
Quad/Graphics, Inc.	258	7,258
Republic Services, Inc.	1,088	60,373
Rollins, Inc.	950	30,523
Stericycle, Inc.	363	26,488

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Industrials — 8.9% (Continued)
Commercial Services & Supplies — 1.6% (Continued)
Team, Inc.	320	$10,976
Tetra Tech, Inc.	300	12,855
US Ecology, Inc.	51	2,369
Viad Corporation	243	10,668
Waste Management, Inc.	914	63,541
		527,362
Electrical Equipment — 0.9%
Acuity Brands, Inc.	141	35,449
Atkore International Group, Inc.	345	7,400
Babcock & Wilcox Enterprises, Inc.	695	11,078
Belden, Inc.	527	38,945
Eaton Corporation plc	750	49,883
Encore Wire Corporation	33	1,403
EnerSys	169	13,449
Franklin Electric Company, Inc.	317	12,379
Generac Holdings, Inc.	556	22,785
II-VI, Inc.	391	11,808
Powell Industries, Inc.	77	3,314
Regal-Beloit Corporation	616	44,907
Sensata Technologies Holding N.V.	973	36,361
Thermon Group Holdings, Inc.	197	3,790
Vicor Corporation	102	1,489
		294,440
Industrial Conglomerates — 0.3%
3M Company	32	5,496
Danaher Corporation	244	19,073
General Electric Company	1,746	53,707
Raven Industries, Inc.	922	23,096
		101,372
Machinery — 1.1%
Actuant Corporation - Class A	678	17,594
Albany International Corporation - Class A	407	19,007
Altra Industrial Motion Corporation	85	2,975
Astec Industries, Inc.	326	21,614
Briggs & Stratton Corporation	820	16,990
Chart Industries, Inc.	463	16,460
CIRCOR International, Inc.	334	21,166
Energy Recovery, Inc.	1,105	12,033
EnPro Industries, Inc.	327	19,882
ESCO Technologies, Inc.	33	1,845
Fortive Corporation	102	5,609

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Industrials — 8.9% (Continued)
Machinery — 1.1% (Continued)
Gorman-Rupp Company (The)	603	$18,060
Harsco Corporation	281	3,934
Hyster-Yale Materials Handling, Inc.	67	4,326
John Bean Technologies Corporation	222	20,024
Joy Global, Inc.	86	2,411
Kennametal, Inc.	533	18,383
Lindsay Corporation	51	4,298
Manitowoc Company, Inc. (The)	1,102	6,568
Milacron Holdings Corporation	334	5,641
Mueller Water Products, Inc. - Class A	419	5,543
NACCO Industries, Inc. - Class A	215	20,425
RBC Bearings, Inc.	187	15,850
Rexnord Corporation	308	6,776
SPX Corporation	725	17,712
SPX FLOW, Inc.	202	6,331
Tennant Company	145	10,889
Terex Corporation	160	4,883
Timken Company (The)	86	3,358
Titan International, Inc.	560	6,474
TriMas Corporation	761	16,323
Watts Water Technologies, Inc. - Class A	211	14,411
		367,795
Professional Services — 0.7%
Advisory Board Company (The)	484	17,134
CEB, Inc.	216	12,733
Equifax, Inc.	234	26,781
Insperity, Inc.	26	1,882
Kelly Services, Inc. - Class A	578	11,641
Korn/Ferry International	395	10,025
Mistras Group, Inc.	525	12,411
Nielsen Holdings plc	394	16,981
On Assignment, Inc.	274	11,314
Paylocity Holding Corporation	569	18,840
TransUnion	1,433	42,746
TrueBlue, Inc.	269	5,636
Verisk Analytics, Inc.	229	19,025
WageWorks, Inc.	361	26,660
		233,809

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Industrials — 8.9% (Continued)
Road & Rail — 1.0%
ArcBest Corporation	53	$1,614
CSX Corporation	1,341	48,021
Genesee & Wyoming, Inc. - Class A	721	55,084
Heartland Express, Inc.	61	1,312
J.B. Hunt Transport Services, Inc.	423	40,342
Kansas City Southern	413	36,637
Knight Transportation, Inc.	649	22,715
Marten Transport Ltd.	117	2,849
Norfolk Southern Corporation	199	21,186
Old Dominion Freight Line, Inc.	297	25,928
Saia, Inc.	32	1,336
Swift Transportation Company	568	14,183
Union Pacific Corporation	516	52,286
Universal Logistics Holdings, Inc.	1	14
Werner Enterprises, Inc.	273	7,385
		330,892
Trading Companies & Distributors — 0.5%
Applied Industrial Technologies, Inc.	195	11,671
Beacon Roofing Supply, Inc.	955	44,302
BMC Stock Holdings, Inc.	960	18,096
DXP Enterprises, Inc.	52	1,752
Fastenal Company	291	13,793
Kaman Corporation	174	8,477
MRC Global, Inc.	816	16,426
Nexeo Solutions, Inc.	123	984
NOW, Inc.	1,099	23,673
Univar, Inc.	229	5,702
Watsco, Inc.	125	18,625
		163,501
Transportation Infrastructure — 0.2%
Macquarie Infrastructure Corporation	521	42,691
Wesco Aircraft Holdings, Inc.	1,253	18,482
		61,173
Information Technology — 12.2%
Communications Equipment — 2.0%
ADTRAN, Inc.	1,771	36,040
Arista Networks, Inc.	330	31,287
ARRIS International plc	1,469	42,146
CalAmp Corporation	780	11,341
Ciena Corporation	2,027	43,479
CommScope Holding Company, Inc.	919	33,066

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Information Technology — 12.2% (Continued)
Communications Equipment — 2.0% (Continued)
EchoStar Corporation - Class A	921	$46,971
Extreme Networks, Inc.	1,433	6,062
Finisar Corporation	1,821	60,512
Harmonic, Inc.	619	2,878
Harris Corporation	505	52,298
Infinera Corporation	2,373	20,171
Ixia	2,933	40,329
Lumentum Holdings, Inc.	533	21,373
Motorola Solutions, Inc.	204	16,371
NETGEAR, Inc.	127	6,820
Oclaro, Inc.	3,826	34,204
Palo Alto Networks, Inc.	427	57,376
Quantenna Communications, Inc.	157	2,981
ShoreTel, Inc.	3,491	24,437
ViaSat, Inc.	555	39,560
Viavi Solutions, Inc.	4,987	39,148
		668,850
Electronic Equipment, Instruments & Components — 2.8%
Amphenol Corporation - Class A	1,885	128,670
Anixter International, Inc.	95	7,424
Arrow Electronics, Inc.	287	19,594
Avnet, Inc.	618	28,360
Badger Meter, Inc.	460	16,675
Cognex Corporation	262	15,644
Coherent, Inc.	96	12,528
Corning, Inc.	6,034	144,997
CTS Corporation	1,031	22,785
Dolby Laboratories, Inc. - Class A	141	6,507
FARO Technologies, Inc.	852	31,013
Flex Ltd.	3,846	54,767
InvenSense, Inc.	4,561	34,846
Itron, Inc.	617	39,611
Knowles Corporation	2,491	39,931
Littelfuse, Inc.	324	47,236
Mercury Systems, Inc.	843	25,046
National Instruments Corporation	1,373	40,462
Novanta, Inc.	869	17,597
OSI Systems, Inc.	497	37,623
SYNNEX Corporation	65	7,599
Trimble, Inc.	1,798	50,686

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Information Technology — 12.2% (Continued)
Electronic Equipment, Instruments & Components — 2.8% (Continued)
TTM Technologies, Inc.	489	$6,636
Universal Display Corporation	496	27,106
Vishay Intertechnology, Inc.	633	9,590
Zebra Technologies Corporation - Class A	488	38,576
		911,509
Internet Software & Services — 2.0%
Actua Corporation	784	10,623
Akamai Technologies, Inc.	23	1,534
Alphabet, Inc. - Class A	77	59,743
Angie's List, Inc.	185	1,589
Apptio, Inc. - Class A	391	7,746
Bankrate, Inc.	1,898	19,454
Bazaarvoice, Inc.	290	1,537
Benefitfocus, Inc.	715	19,519
Carbonite, Inc.	85	1,572
comScore, Inc.	695	20,183
Cornerstone OnDemand, Inc.	661	23,736
CoStar Group, Inc.	106	20,258
Envestnet, Inc.	216	7,798
Facebook, Inc. - Class A	460	54,473
Five9, Inc.	1,550	24,536
GoDaddy, Inc. - Class A	762	26,929
GrubHub, Inc.	156	5,777
GTT Communications, Inc.	481	12,217
Hortonworks, Inc.	2,245	20,407
IAC/InterActiveCorporation	275	18,524
Instructure, Inc.	1,160	22,678
Intralinks Holdings, Inc.	1,447	16,235
LivePerson, Inc.	186	1,488
LogMeIn, Inc.	23	2,320
Mimecast Ltd.	160	3,274
MINDBODY, Inc. - Class A	538	11,621
New Relic, Inc.	798	25,305
PayPal Holdings, Inc.	1,395	54,796
Q2 Holdings, Inc.	973	28,703
Quotient Technology, Inc.	562	7,194
Stamps.com, Inc.	83	8,815
TrueCar, Inc.	1,573	19,474
Twitter, Inc.	1,270	23,482
Yahoo!, Inc.	1,431	58,700

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Information Technology — 12.2% (Continued)
Internet Software & Services — 2.0% (Continued)
Yelp, Inc.	689	$25,631
Zillow Group, Inc. - Class A	301	10,580
		678,451
IT Services — 1.1%
Acxiom Corporation	912	24,195
Black Knight Financial Services, Inc. - Class A	144	5,328
Blackhawk Network Holdings, Inc.	279	10,044
Computer Sciences Corporation	617	37,409
CoreLogic, Inc.	163	6,150
CSRA, Inc.	483	15,461
EPAM Systems, Inc.	80	5,272
Fidelity National Information Services, Inc.	616	47,549
FleetCor Technologies, Inc.	165	24,641
Gartner, Inc.	230	23,649
Genpact Ltd.	104	2,489
Global Payments, Inc.	115	7,883
Sabre Corporation	307	7,936
ServiceSource International, Inc.	274	1,625
Square, Inc. - Class A	1,074	13,897
Teradata Corporation	565	15,170
Unisys Corporation	293	4,351
Vantiv, Inc. - Class A	241	13,600
VeriFone Systems, Inc.	1,667	28,156
Visa, Inc. - Class A	65	5,026
WEX, Inc.	238	26,301
Xerox Corporation	2,308	21,580
		347,712
Software — 3.5%
8x8, Inc.	491	6,702
A10 Networks, Inc.	1,290	10,578
Activision Blizzard, Inc.	634	23,211
Adobe Systems, Inc.	545	56,031
Autodesk, Inc.	681	49,447
Barracuda Networks, Inc.	826	18,205
Blackbaud, Inc.	364	22,852
Blackline, Inc.	84	2,263
Bottomline Technologies (de), Inc.	844	21,151
Box, Inc. - Class A	517	7,869
BroadSoft, Inc.	220	9,130
Callidus Software, Inc.	973	15,276
CDK Global, Inc.	38	2,193

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Information Technology — 12.2% (Continued)
Software — 3.5% (Continued)
Citrix Systems, Inc.	347	$30,095
CommerceHub, Inc. - Series A	237	3,583
CommerceHub, Inc. - Series C	30	442
CommVault Systems, Inc.	470	25,380
Ellie Mae, Inc.	298	24,600
FireEye, Inc.	1,093	14,034
Fortinet, Inc.	755	22,725
Guidewire Software, Inc.	436	24,290
HubSpot, Inc.	518	29,060
Imperva, Inc.	405	15,451
Intuit, Inc.	263	29,898
Manhattan Associates, Inc.	23	1,205
Microsoft Corporation	473	28,503
NetScout Systems, Inc.	1,595	49,764
Nuance Communications, Inc.	1,329	21,543
Paycom Software, Inc.	288	12,923
Pegasystems, Inc.	370	13,357
Proofpoint, Inc.	385	29,649
PROS Holdings, Inc.	892	21,310
PTC, Inc.	662	32,246
Rapid7, Inc.	779	9,036
RealPage, Inc.	636	18,190
Red Hat, Inc.	629	49,760
Rubicon Project, Inc. (The)	902	6,810
salesforce.com, inc.	496	35,712
ServiceNow, Inc.	341	28,354
Splunk, Inc.	432	24,892
SS&C Technologies Holdings, Inc.	617	18,516
Symantec Corporation	808	19,707
Synopsys, Inc.	222	13,427
Tableau Software, Inc. - Class A	460	20,645
Take-Two Interactive Software, Inc.	640	31,507
Tyler Technologies, Inc.	143	21,293
Ultimate Software Group, Inc. (The)	120	24,592
Varonis Systems, Inc.	901	26,309
Verint Systems, Inc.	569	21,366
Workday, Inc. - Class A	692	58,349
Workiva, Inc.	1,599	23,825
Zendesk, Inc.	969	20,630
Zynga, Inc. - Class A	10,013	28,637
		1,176,523

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Information Technology — 12.2% (Continued)
Technology Hardware, Storage & Peripherals — 0.8%
3D Systems Corporation	606	$8,393
Cray, Inc.	909	17,544
Diebold, Inc.	971	22,139
Electronics for Imaging, Inc.	853	37,122
Hewlett Packard Enterprise Company	1,375	32,725
NCR Corporation	797	30,884
Nimble Storage, Inc.	4,341	32,905
Pure Storage, Inc. - Class A	978	13,643
Seagate Technology plc	1,231	49,363
Stratasys Ltd.	1,324	23,898
Western Digital Corporation	133	8,467
		277,083
Materials — 11.6%
Chemicals — 6.5%
A. Schulman, Inc.	231	7,692
Air Products and Chemicals, Inc.	745	107,623
Albemarle Corporation	665	58,374
American Vanguard Corporation	3,482	63,372
Ashland Global Holdings, Inc.	686	77,312
Axalta Coating Systems Ltd.	1,281	33,844
Balchem Corporation	1,050	83,853
Cabot Corporation	2,046	104,203
Calgon Carbon Corporation	4,342	76,853
Celanese Corporation - Series A	1,139	90,345
CF Industries Holdings, Inc.	1,074	31,082
Chemours Company (The)	332	8,207
Eastman Chemical Company	88	6,610
Ecolab, Inc.	1,464	170,893
Ferro Corporation	3,858	57,098
Flotek Industries, Inc.	6,198	83,425
FMC Corporation	1,834	102,924
H.B. Fuller Company	582	27,348
Hawkins, Inc.	787	38,209
Huntsman Corporation	392	7,636
Innophos Holdings, Inc.	1,860	101,407
Koppers Holdings, Inc.	396	15,187
Kraton Corporation	995	30,676
Kronos Worldwide, Inc.	14,077	175,681
Minerals Technologies, Inc.	1,352	109,512
Mosaic Company (The)	1,369	38,880
Olin Corporation	1,750	45,500

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Materials — 11.6% (Continued)
Chemicals — 6.5% (Continued)
Praxair, Inc.	1,356	$163,127
Quaker Chemical Corporation	62	7,889
Sensient Technologies Corporation	1,419	110,810
Tredegar Corporation	4,740	105,702
Valhi, Inc.	2,681	8,311
Versum Materials, Inc.	536	13,111
		2,162,696
Construction Materials — 1.7%
Eagle Materials, Inc.	1,331	129,373
GCP Applied Technologies, Inc.	62	1,736
Martin Marietta Materials, Inc.	567	124,428
Summit Materials, Inc. - Class A	4,228	100,500
U.S. Concrete, Inc.	315	17,908
Vulcan Materials Company	1,671	209,961
		583,906
Containers & Packaging — 1.7%
AptarGroup, Inc.	571	41,786
Ball Corporation	1,527	114,617
Berry Plastics Group, Inc.	348	17,320
Graphic Packaging Holding Company	1,431	17,988
Greif, Inc. - Class A	2,331	119,743
Ingevity Corporation	75	3,928
Multi Packaging Solutions International Ltd.	1,875	26,175
Myers Industries, Inc.	914	12,933
Silgan Holdings, Inc.	1,450	71,789
Sonoco Products Company	707	38,270
WestRock Company	1,813	92,825
		557,374
Metals & Mining — 0.0% (a)
Reliance Steel & Aluminum Company	7	568

Paper & Forest Products — 1.7%
Boise Cascade Company	2,310	52,668
Clearwater Paper Corporation	216	13,435
Deltic Timber Corporation	1,409	98,222
Domtar Corporation	2,359	92,638
International Paper Company	2,680	130,570
KapStone Paper and Packaging Corporation	1,866	38,122
Louisiana-Pacific Corporation	5,342	103,314
P.H. Glatfelter Company	1,126	25,864
Schweitzer-Mauduit International, Inc.	83	3,489
		558,322

BARROW LONG/SHORT OPPORTUNITY FUND SCHEDULE OF SECURITIES SOLD SHORT (Continued)
COMMON STOCKS — 93.4% (Continued)	Shares	Value
Telecommunication Services — 0.1%
Wireless Telecommunication Services — 0.1%
RingCentral, Inc. - Class A	1,084	$23,360

Utilities — 0.0% (a)
Multi-Utilities — 0.0% (a)
Casella Waste Systems, Inc. - Class A	120	1,519

Total Common Stocks (Proceeds $29,089,232)		$31,074,531

WARRANTS — 0.0% (a)	Shares	Value
BioTime, Inc. (Proceeds $1)	1	$1

Total Securities Sold Short — 93.4% (Proceeds $29,089,233)		$31,074,532

(a)	Percentage rounds to less than 0.1%.

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF ASSETS AND LIABILITIES November 30, 2016 (Unaudited)
	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
ASSETS
Investments in securities:
At acquisition cost	$30,169,508	$49,197,035
At value (Note 2)	$34,132,680	$53,061,285
Deposits with brokers for securities sold short (Note 2)	—	13,629,760
Dividends receivable	56,273	75,277
Receivable for capital shares sold	—	2,600
Other assets	17,946	20,479
TOTAL ASSETS	34,206,899	66,789,401

LIABILITIES
Securities sold short, at value (Note 2) (proceeds $— and $29,089,233, respectively)	—	31,074,532
Dividends payable on securities sold short (Note 2)	—	33,555
Payable for capital shares redeemed	1,366,536	2,338,402
Payable to Adviser (Note 4)	13,491	23,734
Payable to administrator (Note 4)	7,760	7,950
Accrued brokerage expense on securities sold short (Note 2)	—	27,670
Other accrued expenses and liabilities	6,271	13,341
TOTAL LIABILITIES	1,394,058	33,519,184

NET ASSETS	$32,812,841	$33,270,217

Net assets consist of:
Paid-in capital	$28,717,639	$35,224,582
Accumulated net investment income (loss)	518,065	(100,116)
Accumulated net realized losses from security transactions	(386,035)	(3,733,200)
Net unrealized appreciation (depreciation) on:
Investments	3,963,172	3,864,250
Short positions	—	(1,985,299)
Net assets	$32,812,841	$33,270,217

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,264,382	3,308,857

Net asset value, offering price and redemption price per share (Note 2)	$25.95	$10.05

See accompanying notes to financial statements.

BARROW FUNDS STATEMENTS OF OPERATIONS For the Six Months Ended November 30, 2016 (Unaudited)
	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
INVESTMENT INCOME
Dividends	$524,580	$725,227

EXPENSES
Investment advisory fees (Note 4)	171,242	281,539
Dividend expense on securities sold short (Note 2)	—	224,587
Brokerage expense on securities sold short (Note 2)	—	185,072
Professional fees	19,074	19,574
Administration fees (Note 4)	17,333	18,816
Accounting services fees (Note 4)	16,728	16,882
Custodian and bank service fees	10,336	19,869
Registration and filing fees	11,684	12,925
Transfer agent fees (Note 4)	7,500	7,500
Compliance service fees (Note 4)	6,000	6,000
Pricing fees	1,765	8,573
Trustees’ fees and expenses (Note 4)	4,569	4,569
Printing of shareholder reports	2,381	3,101
Borrowing costs (Note 5)	2,599	474
Insurance expense	1,232	1,232
Postage and supplies	995	1,211
Other expenses	2,857	2,855
TOTAL EXPENSES	276,295	814,779
Investment advisory fee reductions by Adviser (Note 4)	(74,779)	(78,062)
NET EXPENSES	201,516	736,717

NET INVESTMENT INCOME (LOSS)	323,064	(11,490)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND SECURITIES SOLD SHORT
Net realized losses from:
Investments	(64,334)	(202,517)
Securities sold short	—	(2,686,452)
Net change in unrealized appreciation (depreciation) on:
Investments	1,360,382	1,985,882
Securities sold short	—	(261,320)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,296,048	(1,164,407)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,619,112	$(1,175,897)

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS
Net investment income	$323,064	$360,184
Net realized losses from security transactions	(64,334)	(286,001)
Net change in unrealized appreciation (depreciation) on investments	1,360,382	(2,041,141)
Net increase (decrease) in net assets resulting from operations	1,619,112	(1,966,958)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Investment income, Institutional Class	—	(266,621)
Realized gains, Institutional Class	—	(281,697)
Decrease in net assets from distributions to shareholders	—	(548,318)

CAPITAL SHARE TRANSACTIONS (Note 1)
Institutional Class
Proceeds from shares sold	166,499	8,014,825
Net asset value of shares issued in reinvestment of distributions	—	543,321
Payments for shares redeemed	(3,495,241)	(3,465,224)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(3,328,742)	5,092,922

Investor Class
Payments for shares redeemed	—	(275,749)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,709,630)	2,301,897

NET ASSETS
Beginning of period	34,522,471	32,220,574
End of period	$32,812,841	$34,522,471

ACCUMULATED NET INVESTMENT INCOME	$518,065	$195,001

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
CAPITAL SHARE ACTIVITY (Note 1)
Institutional Class
Shares sold	6,482	313,016
Shares reinvested	—	21,979
Shares redeemed	(135,105)	(143,732)
Net increase (decrease) in shares outstanding	(128,623)	191,263
Shares outstanding, beginning of period	1,393,005	1,201,742
Shares outstanding, end of period	1,264,382	1,393,005

Investor Class
Shares redeemed	—	(10,392)
Shares outstanding, beginning of period	—	10,392
Shares outstanding, end of period	—	—

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS
Net investment loss	$(11,490)	$(141,241)
Net realized losses from:
Investments	(202,517)	(74,973)
Securities sold short	(2,686,452)	(358,159)
Net change in unrealized appreciation (depreciation) on:
Investments	1,985,882	369,069
Securities sold short	(261,320)	(1,169,227)
Net decrease in net assets resulting from operations	(1,175,897)	(1,374,531)

CAPITAL SHARE TRANSACTIONS (Note 1)
Institutional Class
Proceeds from shares sold	1,835,419	31,363,694
Payments for shares redeemed	(5,441,523)	(1,607,462)
Net increase (decrease) in Institutional Class net assets from capital share transactions	(3,606,104)	29,756,232

Investor Class
Payments for shares redeemed	—	(191,532)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,782,001)	28,190,169

NET ASSETS
Beginning of period	38,052,218	9,862,049
End of period	$33,270,217	$38,052,218

ACCUMULATED NET INVESTMENT LOSS	$(100,116)	$(88,626)

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
CAPITAL SHARE ACTIVITY (Note 1)
Institutional Class
Shares sold	178,451	2,909,103
Shares redeemed	(537,693)	(150,836)
Net increase (decrease) in shares outstanding	(359,242)	2,758,267
Shares outstanding, beginning of period	3,668,099	909,832
Shares outstanding, end of period	3,308,857	3,668,099

Investor Class
Shares redeemed	—	(18,074)
Shares outstanding, beginning of period	—	18,074
Shares outstanding, end of period	—	—

See accompanying notes to financial statements.

BARROW VALUE OPPORTUNITY FUND* FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended Nov. 30, 2016 (Unaudited)		Year Ended May 31, 2016		Year Ended May 31, 2015	Period Ended May 31, 2014(a)
Net asset value at beginning of period	$24.78		$26.58		$26.40	$23.30

Income (loss) from investment operations:
Net investment income	0.27		0.27	(b)	0.27	0.18
Net realized and unrealized gains (losses) on investments	0.90		(1.68)		2.25	3.47
Total from investment operations	1.17		(1.41)		2.52	3.65

Less distributions:
From net investment income	—		(0.19)		(0.20)	(0.06)
From net realized gains from investments	—		(0.20)		(2.14)	(0.49)
Total distributions	—		(0.39)		(2.34)	(0.55)

Net asset value at end of period	$25.95		$24.78		$26.58	$26.40

Total return (c)	4.72	%(d)	(5.29%)		10.10%	15.73	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$32,813		$34,522		$31,945	$21,380

Ratio of total expenses to average net assets	1.60	%(e)	1.60%		1.79%	1.86	%(e)

Ratio of net expenses to average net assets (f)	1.17	%(e)(g)	1.16	%(g)	1.15%	1.15	%(e)

Ratio of net investment income to average net assets (f)	1.87	%(e)	1.08%		1.29%	1.01	%(e)

Portfolio turnover rate	49	%(d)	84%		112%	45	%(d)

*	Formally (prior to July 1, 2015) known as Barrow All-Cap Core Fund - Institutional Class (Note 1).

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014.

(b)	Calculated using average shares outstanding.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(d)	Not annualized.

(e)	Annualized.

(f)	Ratio was determined after fee reductions and/or expense reimbursements by the Adviser (Note 4).

(g)	Ratio includes borrowing costs of 0.02%(e) and 0.01% for the six months ended November 30, 2016 and the year ended May 31, 2016, respectively (Note 5).

See accompanying notes to financial statements.

BARROW LONG/SHORT OPPORTUNITY FUND* FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended Nov. 30, 2016 (Unaudited)		Year Ended May 31, 2016		Year Ended May 31, 2015		Period Ended May 31, 2014(a)
Net asset value at beginning of period	$10.37		$10.63		$10.41		$10.00

Income (loss) from investment operations:
Net investment loss	(0.01)		(0.07	)(b)	(0.02)		(0.03)
Net realized and unrealized gains (losses) on investments	(0.31)		(0.19)		0.43		0.44
Total from investment operations	(0.32)		(0.26)		0.41		0.41

Less distributions:
From net realized gains from investments	—		—		(0.19)		—

Net asset value at end of period	$10.05		$10.37		$10.63		$10.41

Total return (c)	(3.09%	)(d)	(2.45%)		4.01%		4.10	%(d)

Ratios and supplemental data:
Net assets at end of period (000’s)	$33,270		$38,052		$9,671		$4,212

Ratio of total expenses to average net assets	4.34	%(f)	4.58%		6.16%		8.69	%(f)

Ratio of net expenses to average net assets (e)	3.93	%(f)	3.72%		3.70%		3.51	%(f)

Ratio of net expenses to average net assets excluding dividend expense (e)	2.73	%(f)	2.54%		2.54%		2.51	%(f)

Ratio of net expenses to average net assets excluding dividend expense, brokerage expense on securities sold short and borrowing costs (e)	1.74	%(f)	1.74%		1.74%		1.74	%(f)

Ratio of net investment loss to average net assets (e)	(0.06%	)(f)	(0.65%	)(g)	(0.05%	)(g)	(0.37%	)(f)(g)

Portfolio turnover rate	47	%(d)	64%		111%		76	%(d)

*	Formerly (prior to July 1, 2015) known as Barrow All-Cap Long/Short Fund - Institutional Class (Note 1).

(a)	Represents the period from the commencement of operations (close of business August 30, 2013) through May 31, 2014.

(b)	Calculated using average shares outstanding.

(c)

Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The total returns would have been lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(d)	Not annualized.

(e)	Ratio was determined after fee reductions and/or expense reimbursements by the Adviser (Note 4).

(f)	Annualized.

(g)

The Fund earned interest income on the margin account balance that was associated with securities sold short. The ratio of interest income to average net assets for the periods ended May 31, 2016, May 31, 2015 and May 31, 2014 is 0.11%, 0.30% and 0.28%(f), respectively.

See accompanying notes to financial statements.

BARROW FUNDS
NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

1. Organization

Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund (individually, a “Fund” and collectively, the “Funds”) are each a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Funds commenced operations at the close of business on August 30, 2013.

The investment objective of Barrow Value Opportunity Fund is to seek to generate long-term capital appreciation. The investment objective of Barrow Long/Short Opportunity Fund is to seek to generate above-average returns through capital appreciation, while also attempting to reduce volatility and preserve capital during market downturns.

Each Fund currently offers one class of shares which are sold without any sales loads or distribution fees. Prior to July 1, 2015, each Fund offered two classes of shares: Institutional Class shares (sold without any sales loads or distribution fees and required a $250,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution fee of up to 0.25% of the average daily net assets attributable to Investor Class shares, and required a $2,500 initial investment). Each class of shares represented an ownership interest in the same investment portfolio. On June 30, 2015, all existing Investor Class shares of each Fund were converted into Institutional Class shares and the initial minimum investment was reduced to $2,500 (the “Conversion”). After the Conversion, the Institutional Class designation no longer applied to shares of the Fund.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Funds follow accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Funds’ current financial statement presentation and expects that the Funds will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Securities valuation – Each Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Funds value their listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Funds value their securities and other assets at fair value in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate each Fund’s net asset value (“NAV”) may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each Fund’s investments and other financial instruments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The following is a summary of the inputs used to value the Funds’ investments and other financial instruments as of November 30, 2016:

Barrow Value Opportunity Fund	Level 1	Level 2	Level 3	Total
Investments in Securities:
Common Stocks	$33,877,328	$—	$—	$33,877,328
Money Market Funds	255,352	—	—	255,352
Total	$34,132,680	$—	$—	$34,132,680

Barrow Long/Short Opportunity Fund	Level 1	Level 2		Level 3	Total
Investments in Securities:
Common Stocks	$45,524,707	$0	(a)	$—	$45,524,707
Money Market Funds	7,536,578	—		—	7,536,578
Total	$53,061,285	$0		$—	$53,061,285
Other Financial Instruments:
Common Stocks – Sold Short	$(31,074,531)	$—		$—	$(31,074,531)
Warrants – Sold Short	(1)	—		—	(1)
Total	$(31,074,532)	$—		$—	$(31,074,532)

(a)	Barrow Long/Short Opportunity Fund holds a Level 2 security which is valued at $0.

Refer to each Fund’s Schedule of Investments and Schedule of Securities Sold Short, as applicable, for a listing of securities by industry type. As of November 30, 2016, the Funds did not have any transfers between Levels. There were no Level 3 securities or derivative instruments held by the Funds as of November 30, 2016. It is the Funds’ policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The NAV per share of each Fund is calculated daily by dividing the total value of its assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of each Fund is equal to the NAV per share.

Investment income/expense – Dividend income and expense are recorded on the ex-dividend date. Interest income is accrued as earned.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Funds and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – The Funds distribute to shareholders any net investment income dividends and net realized capital gains distributions at least once each year. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders of Barrow Value Opportunity Fund during the periods ended November 30, 2016 and May 31, 2016 was as follows:

Period Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
Institutional Class
November 30, 2016	$ —	$ —	$ —
May 31, 2016	$ 266,621	$ 281,697	$ 548,318

Investor Class
November 30, 2016	$ —	$ —	$ —
May 31, 2016	$ —	$ —	$ —

Barrow Long/Short Opportunity Fund did not pay any distribution to shareholders during the periods ended November 30, 2016 and May 31, 2016.

On December 30, 2016, Barrow Value Opportunity Fund paid an ordinary income dividend and long-term capital gain distribution of $0.1350 and $0.0460 per share, respectively, to shareholders of record on December 29, 2016.

Short Sales – Barrow Long/Short Opportunity Fund may sell securities short. For financial statement purposes, an amount equal to the settlement amount is included in the Statements of Assets and Liabilities as an asset and an equivalent liability is then subsequently marked-to-market daily to reflect the current value of the short position. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which may differ from the market value reflected on the Statements of Assets and Liabilities. The Fund is liable for any dividends payable on securities while those securities are in a short position and will also bear other costs, such as charges for the prime brokerage accounts, in connection with the short positions. These costs are reported as dividend expense and brokerage expense on securities sold short, respectively, in the Statements of Operations. As collateral for its short positions, the Fund is required under the Investment Company Act of 1940 (the “1940 Act”) to maintain assets consisting of cash, cash equivalents or other liquid securities equal to the market value of the securities sold short. The cash deposits with brokers for securities sold short are reported on the Statements of Assets and Liabilities. The amount of collateral is required to be adjusted daily to reflect changes in the value of the securities sold short. To the extent Barrow Long/Short Opportunity Fund invests the proceeds received from selling securities short, the Fund is engaging in a form of leverage. The use of leverage by the Fund may make any

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

change in the Fund’s NAV greater than it would be without the use of leverage. Short sales are speculative transactions and involve special risks, including greater reliance on the ability of Barrow Street Advisers LLC (the “Adviser”) to accurately anticipate the future value of a security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – Each Fund has qualified and intends to continue to qualify each year as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve each Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2016:

	Barrow Value Opportunity Fund	Barrow Long/Short Opportunity Fund
Cost of portfolio investments	$30,526,661	$49,522,011
Gross unrealized appreciation	$5,019,878	$5,408,619
Gross unrealized depreciation	(1,413,859)	(1,869,345)
Net unrealized appreciation	3,606,019	3,539,274
Net unrealized depreciation on securities sold short	—	(2,590,895)
Accumulated ordinary income (loss)	518,065	(100,116)
Accumulated capital and other losses	(28,882)	(2,802,628)
Accumulated earnings (deficit)	$4,095,202	$(1,954,365)

As of November 30, 2016, the proceeds of securities sold short on a tax basis is $28,483,637 for Barrow Long/Short Opportunity Fund.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

The value of the federal income tax cost of portfolio investments and securities sold short and tax components of accumulated earnings (deficit) may temporarily differ from the financial statement cost of portfolio investments and securities sold short and components of net assets (“book/tax differences”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of income and capital gains on publicly-traded partnerships held by the Funds.

As of May 31, 2016, Barrow Long/Short Opportunity Fund had a short-term capital loss carryforward of $146,311 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Funds recognize tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended May 31, 2014 through May 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Funds identify their major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments and short positions, amounted to $16,829,415 and $18,648,988, respectively, for Barrow Value Opportunity Fund and $22,581,440 and $28,295,712, respectively, for Barrow Long/Short Opportunity Fund.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

Each Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Barrow Value Opportunity Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.99% of its average daily net assets. Barrow Long/Short Opportunity Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly, at the annual rate of 1.50% of its average daily net assets.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between the Funds and the Adviser, the Adviser has contractually agreed, until October 1, 2017, to reduce investment advisory fees and reimburse other operating expenses to limit total annual operating expenses of the Funds (exclusive of brokerage fees and commissions, taxes, borrowing costs such as interest and dividend expenses on securities sold short, interest, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs, and other expenses not incurred in the ordinary course of the Funds’ business, and amounts, if any, payable to a plan adopted in accordance with Rule 12b-1 under the 1940 Act) to an amount not exceeding the following percentages of each Fund’s average daily net assets:

Barrow Value Opportunity Fund	1.15%
Barrow Long/Short Opportunity Fund	1.74%

Accordingly, during the six months ended November 30, 2016, the Adviser reduced its investment advisory fees as follows:

Investment Advisory Fee Reductions
Barrow Value Opportunity Fund	$ 74,779
Barrow Long/Short Opportunity Fund	$ 78,062

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Funds to exceed (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2016, the Adviser may seek recoupment of investment advisory fee reductions and/or expense reimbursements no later than the dates as stated below:

	May 31, 2017	May 31, 2018	May 31, 2019	November 30, 2019	Total
Barrow Value Opportunity Fund	$ 77,044	$ 180,140	$ 157,109	$ 74,779	$ 489,072
Barrow Long/Short Opportunity Fund	$ 106,338	$ 212,647	$ 193,578	$ 78,062	$ 590,625

The Principle Executive Officer of the Funds is also an officer of the Adviser.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance, and transfer agency services to the Funds. Each Fund pays Ultimus fees in accordance with the agreements for such services. In addition, each Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and costs of pricing its portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to each Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from each Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from each Fund, paid quarterly. Each Independent Trustee also receives from each Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, each Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2016, the following shareholders owned of record 5% or more of the outstanding shares of each Fund:

Name of Record Owner	% Ownership
Barrow Value Opportunity Fund:
Socatean Partners	48%
Charles Schwab & Company, Inc. (for the benefit of its customers)	29%
Robert F. Greenhill, Jr. (a principal of the Adviser)	14%
Barrow Long/Short Opportunity Fund:
Charles Schwab & Company, Inc. (for the benefit of its customers)	60%
Socatean Partners	15%

A beneficial owner of 25% or more of a Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

5. Borrowing Costs

From time to time, a Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. Accordingly, during the six months ended November 30, 2016, Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund incurred $2,599 and $474, respectively, of borrowing costs charged by the custodian.

6. Contingencies and Commitments

The Funds indemnify the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

7. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes, or other developments may negatively impact a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of November 30, 2016, Barrow Long/Short Opportunity Fund had the following percentages of the value of its net assets invested or sold short in stocks within the following sectors:

Sector	Long Positions	Short Positions	Net Exposure
Consumer Discretionary	27.7%	(19.2%)	8.5%
Consumer Staples	25.1%	(17.1%)	8.0%
Health Care	26.8%	(18.2%)	8.6%

As shown above, although the Fund has greater than 25% of the Fund’s net assets invested in long positions in the sector noted, the sector exposure is mitigated by short positions. As part of the Fund’s principal investment strategies, the Adviser monitors the Fund’s sector exposure to ensure the Fund’s portfolio is adequately diversified.

BARROW FUNDS NOTES TO FINANCIAL STATEMENTS (Continued)

8. Subsequent Events

The Funds are required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statements of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Funds are required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend and long-term capital gain distribution paid by Barrow Value Opportunity Fund on December 30, 2016, as noted in Note 2.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Funds, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2016) and held until the end of the period (November 30, 2016).

The table below illustrates each Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from each Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Funds. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Funds under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Funds’ ongoing costs with those of other mutual funds. It assumes that each Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Funds’ actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess each Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Funds do not charge transaction fees, such as purchase or redemption fees, nor do they carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

BARROW FUNDS ABOUT YOUR FUNDS’ EXPENSES (Unaudited) (Continued)

More information about the Funds’ expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Funds’ prospectus.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Net Expense Ratio(a)	Expenses Paid During Period(b)
Barrow Value Opportunity Fund
Based on Actual Fund Return	$1,000.00	$ 1,047.20	1.17%	$ 5.99
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,019.15	1.17%	$ 5.91
Barrow Long/Short Opportunity Fund
Based on Actual Fund Return	$1,000.00	$ 969.10	3.93%	$ 19.35
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$ 1,005.35	3.93%	$ 19.70

(a)	Annualized, based on each Fund’s most recent one-half year expenses.

(b)	Expenses are equal to each Fund’s annualized net expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

BARROW FUNDS OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Funds use to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12 month period ended June 30 is also available without charge upon request by calling toll-free 1-877-767-6633, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for each Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-877-767-6633. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CINCINNATI ASSET MANAGEMENT FUNDS:

BROAD MARKET STRATEGIC INCOME FUND

Semi-Annual Report

November 30, 2016
(Unaudited)

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND LETTER TO SHAREHOLDERS	January 3, 2016

Dear Fellow Shareholders,

Our Semi-Annual report for the Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) presents data and performance for the six months ended November 30, 2016. All of us at Cincinnati Asset Management, Inc. want to thank you for your investment with us, and we appreciate your confidence in our investment management.

The Fund is invested primarily in investment-grade and high-yield corporate bonds that we consider undervalued. We believe that our proprietary analysis enhances our ability to identify such opportunities and enables us to sell securities when more attractive opportunities present themselves. These investment decisions are made with the important discipline of maintaining portfolio diversification and with the dual objectives of seeking to achieve a high level of income while preserving capital. Our goal is to improve quality, increase yield and shorten maturity.

Our disciplined investing strategy resulted in the Fund holding 88 positions in the bonds of 73 different corporations on November 30. The Fund continues to be fully invested, as is its objective. The Fund underperformed the Barclays U.S. Corporate BAA Index (the “Benchmark”) for the 6-month fiscal period ended November 30, with a total return of 0.31% compared to a return of 0.86% for the Benchmark. The Fund uses a credit quality barbell to achieve an investment grade rating target, and the overweight position in high quality corporates was a detriment to the Fund’s 6-month performance versus the Benchmark.

During the past six months interest rates increased. On June 1, 2016, the yield on the 10-year Treasury Bond was 1.84%, and on November 30, it was 2.38%. During that period, the premium yield on A-rated corporate bonds versus Treasuries declined from 1.16% to 1.05% and on BBB rated corporate bonds the premium declined from 2.01% to 1.69%. Significantly, the premium yield on BB- and B-rated securities declined by 0.73% and 1.27%, respectively. Although bond prices decline as rates increase, and the net asset value of the Fund will reflect those changes in interest rates, the compression in the premium yields that corporate bonds offered versus Treasuries during the six months enabled the Fund to incur less loss than what the Treasury market itself incurred. After November 30, the Federal Reserve Board (the “FED”) increased the Federal Funds Target Rate by ¼% during December, a move that had been generally anticipated for several months. Typically, changes in the Target Rate don’t significantly influence the 10-year Treasury rate, which is 2.54% as of the date of this letter (slightly lower than it was on December 15 when the Target Rate change was announced). At this time, the timing of additional rate increases is less critical than the questions of “how high” and “how fast.” As of November 30, bonds that the Fund owns were yielding 3.96% to average maturity, around 1.6% more than U.S. Treasury yields. We believe that the Fund’s positions will continue to provide excellent value relative to other investment-grade rated fixed-income alternatives.

During the first half of the Fund’s fiscal year, revised gross domestic product (“GDP”) for the third calendar quarter of 2016 was +3.2%, while the revised second calendar quarter of 2016 was +1.4%. The current consensus forecast for GDP growth for all of calendar 2016 is 1.6%. The unemployment picture seems to be fairly steady by most metrics as were initial

1

jobless claims during the last six months. The FED’s measure of inflation is below their target of 2.0%. Although interest rates will be impacted by “headline” news and the so-called “risk-off/risk-on” trades that cause short-term volatility, we intend to focus on the relative value of corporate and high-yield bonds and will maintain our focus on the intermediate-term maturity of the portfolio. It is the underlying credit quality of the companies we purchase that influences our investment decisions, not short-term interest rate fluctuations.

A predominant theme for the last 6 months has been the gradual increase and the current relative stability of oil prices, increasing from the mid-$40 range to the current $50-$55 range. Many corporations engaged in exploration and production, as well as many corporations providing services to the Energy sector, have enjoyed improving results, and their bonds have experienced recovery from their depressed prices of the first calendar quarter of 2016. The Fund holds several positions in these companies as well as issues of a coal company that had been adversely impacted by the pressures of low commodity prices, and those positions are exhibiting recovering strength. We continue to actively monitor these credits to determine how they may perform over a full market cycle, always seeking to be rewarded for the risks we assume.

We expect increased volatility in fixed-income markets as some participants continually readjust positioning. High yield bond funds saw significant inflows during the first half of December, and 2016 should show strong performance for that market as a whole. As always, we will continue to search for value and adjust positions as we uncover compelling situations.

Thank you again for your confidence in our Fund. Our fellow investors are very important to us and if you have any questions regarding market conditions or the Fund, please don’t hesitate to call us (513.554.8500).

Sincerely,

Cincinnati Asset Management Funds:
Broad Market Strategic Income Fund
Managed by Cincinnati Asset Management, Inc.

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-738-1128.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.cambondfunds.com or call 1-866-738-1128 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. Cincinnati Asset Management Funds: Broad Market Strategic Income Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the adviser’s current opinions and views of the financial markets. Although the adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from

2

those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Fund’s adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
PORTFOLIO INFORMATION
November 30, 2016 (Unaudited)

Sector Diversification (% of Net Assets)

Top 10 Investments

Security Description	% of Net Assets
Exxon Mobil Corp., 3.043%, due 03/01/26	3.1%
Apple, Inc., 3.250%, due 02/23/26	2.5%
L-3 Communications Corp., 3.950%, due 05/28/24	2.4%
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2, 3.750%, 03/03/28	2.4%
Toll Brothers Finance Corp., 5.875%, due 02/15/22	2.3%
Microsoft Corp., 2.400%, due 08/08/26	2.3%
Wells Fargo & Co., 4.125%, due 8/15/23	2.2%
Morgan Stanley, 3.700%, due 10/23/24	2.2%
U.S. Bancorp, 2.950%, due 07/15/22	2.2%
Halliburton Co., 3.500%, due 08/01/23	2.2%

Credit Rating Allocation
S&P Credit Quality	% of Portfolio
AAA	5.5%
AA	13.5%
A	26.2%
BBB	26.3%
BB	18.0%
B	10.3%
CCC	0.2%

4

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS November 30, 2016 (Unaudited)
CORPORATE BONDS — 97.8%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 11.1%
Avis Budget Car Rental, LLC	5.500%	04/01/23	$75,000	$72,750
Cinemark USA, Inc.	4.875%	06/01/23	65,000	65,975
Constellation Brands, Inc.	4.750%	12/01/25	54,000	58,320
Ford Motor Credit Co., LLC	4.250%	09/20/22	150,000	155,380
Penske Auto Group, Inc.	5.375%	12/01/24	60,000	59,250
Regal Entertainment Group	5.750%	02/01/25	70,000	70,700
Royal Caribbean Cruises Ltd.	7.500%	10/15/27	59,000	70,210
Service Corp. International	7.500%	04/01/27	55,000	64,075
Tenneco, Inc.	5.375%	12/15/24	55,000	56,925
Tenneco, Inc.	5.000%	07/15/26	15,000	14,780
Toll Brothers Finance Corp.	5.875%	02/15/22	175,000	190,531
United Rentals, Inc.	5.875%	09/15/26	25,000	25,625
				904,521
Consumer Staples — 5.2%
Anheuser-Busch InBev SA/NV	2.625%	01/17/23	100,000	97,866
B&G Foods, Inc.	4.625%	06/01/21	58,000	59,450
Ingles Markets, Inc.	5.750%	06/15/23	75,000	77,086
Pinn Foods Finance, LLC	5.875%	01/15/24	67,000	70,853
Spectrum Brands, Inc.	6.625%	11/15/22	50,000	53,250
Wal-Mart Stores, Inc.	2.550%	04/11/23	65,000	64,458
				422,963
Energy — 12.4%
Apache Corp.	3.250%	04/15/22	109,000	109,723
Chevron Corp.	2.355%	12/05/22	150,000	147,114
Chevron Corp.	2.954%	05/16/26	100,000	97,938
Cloud Peak Energy Resources, LLC	8.500%	12/15/19	12,000	11,100
Exxon Mobil Corp.	3.043%	03/01/26	250,000	248,156
Halliburton Co.	3.500%	08/01/23	175,000	176,324
Sabine Pass Liquefaction, LLC	5.625%	04/15/23	59,000	61,950
Schlumberger Ltd.	3.650%	12/01/23	150,000	155,880
				1,008,185
Financials — 17.7%
Aircastle Ltd.	5.500%	02/15/22	58,000	61,190
Bank of New York Mellon Corp. (The)	3.000%	02/24/25	100,000	98,827
Berkshire Hathaway, Inc.	3.125%	03/15/26	125,000	124,168
Branch Banking & Trust Co.	3.625%	09/16/25	150,000	152,944
Corrections Corp. of America	5.000%	10/15/22	70,000	69,475
Corrections Corp. of America	4.625%	05/01/23	10,000	9,775
International Lease Finance Corp.	5.875%	08/15/22	150,000	164,292
Morgan Stanley	3.700%	10/23/24	175,000	177,523

5

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.8% (Continued)	Coupon	Maturity	Par Value	Value
Financials — 17.7% (Continued)
PNC Financial Services Group, Inc. (The) (a)	3.900%	04/29/24	$150,000	$154,261
Progressive Corp. (The)	2.450%	01/15/27	75,000	69,846
U.S. Bancorp	2.950%	07/15/22	175,000	176,635
Wells Fargo & Co.	4.125%	08/15/23	175,000	181,458
				1,440,394
Health Care — 4.7%
DaVita HealthCare Partners, Inc.	5.000%	05/01/25	80,000	78,200
HCA Holdings, Inc.	5.375%	02/01/25	60,000	58,800
HCA Holdings, Inc.	5.875%	02/15/26	10,000	9,987
HealthSouth Corp.	5.750%	11/01/24	60,000	60,450
HealthSouth Corp.	5.750%	09/15/25	10,000	10,025
PerkinElmer, Inc.	5.000%	11/15/21	150,000	160,244
				377,706
Industrials — 15.1%
General Dynamics Corp.	2.250%	11/15/22	100,000	98,837
Hawaiian Airlines, Inc., Series 2013-1A	3.900%	01/15/26	65,046	66,672
Iron Mountain, Inc.	5.750%	08/15/24	85,000	86,683
L-3 Communications Corp.	3.950%	05/28/24	195,000	198,495
Raytheon Co.	2.500%	12/15/22	150,000	149,732
Stanley Black & Decker, Inc.	2.900%	11/01/22	150,000	151,618
United Airlines, Inc., Class A Pass-Through Certificates, Series 2014-2	3.750%	03/03/28	188,465	192,469
United Airlines, Inc., Class B Pass-Through Certificates, Series 2013-1	5.375%	02/15/23	35,151	36,776
United Rentals North America, Inc.	5.500%	07/15/25	60,000	60,675
US Airways, Inc., Class A Pass-Through Certificates, Series 2012-2	4.625%	06/03/25	139,346	149,275
US Airways, Inc., Class B Pass-Through Certificates, Series 2012-2	6.750%	12/03/22	33,905	36,491
				1,227,723
Information Technology — 9.7%
Apple, Inc.	3.250%	02/23/26	205,000	206,527
Equinix, Inc.	5.375%	04/01/23	55,000	56,719
Equinix, Inc.	5.875%	01/15/26	20,000	20,800
Hewlett-Packard Co.	4.375%	09/15/21	150,000	157,803
Intel Corp.	2.700%	12/15/22	150,000	151,413
Microsoft Corp.	2.400%	08/08/26	200,000	190,153
				783,415

6

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 97.8% (Continued)	Coupon	Maturity	Par Value	Value
Materials — 4.4%
Graphic Packaging International, Inc.	4.125%	08/15/24	$65,000	$63,050
Huntsman International, LLC	4.875%	11/15/20	75,000	77,438
Huntsman International, LLC	5.125%	11/15/22	10,000	10,200
Praxair, Inc.	2.200%	08/15/22	150,000	147,333
Vulcan Materials Co.	7.150%	11/30/37	50,000	60,375
				358,396
Real Estate — 2.2%
Simon Property Group, L.P.	3.750%	02/01/24	150,000	155,519
Simon Property Group, L.P.	3.250%	11/30/26	25,000	24,645
				180,164
Telecommunication Services — 12.0%
AT&T, Inc.	2.625%	12/01/22	100,000	95,907
CCO Holdings, LLC/CCO Holdings Capital Corp.	5.750%	01/15/24	65,000	68,169
Comcast Corp.	3.600%	03/01/24	80,000	82,877
Comcast Corp.	3.150%	03/01/26	115,000	114,401
Frontier Communications Corp.	11.000%	09/15/25	15,000	15,094
Frontier Communications Corp.	9.000%	08/15/31	55,000	46,475
Lamar Media Corp.	5.750%	02/01/26	67,000	70,983
Level 3 Financing, Inc.	5.375%	05/01/25	66,000	65,835
Mediacom, LLC/Mediacom Capital Corp.	5.500%	04/15/21	17,000	17,574
Mediacom, LLC/Mediacom Capital Corp.	7.250%	02/15/22	50,000	51,938
Mediacom, LLC/Mediacom Capital Corp.	6.375%	04/01/23	10,000	10,550
Qwest Corp.	6.750%	12/01/21	150,000	162,975
T-Mobile USA, Inc.	6.500%	01/15/24	55,000	58,901
Verizon Communications, Inc.	5.150%	09/15/23	25,000	27,718
Zayo Group, LLC	6.375%	05/15/25	80,000	83,500
				972,897
Utilities — 3.3%
AES Corp. (The)	5.500%	03/15/24	43,000	42,570
AES Corp. (The)	5.500%	04/15/25	30,000	29,325
Amerigas Finance, LLC	5.875%	08/20/26	72,000	71,977
Calpine Corp.	5.750%	01/15/25	65,000	62,319
Suburban Propane Partners, L.P.	5.500%	06/01/24	60,000	60,450
				266,641

Total Investments at Value — 97.8% (Cost $7,973,059)				$7,943,005

Other Assets in Excess of Liabilities — 2.2%				180,807

Net Assets — 100.0%				$8,123,812

(a)	Step coupon security. The rate shown is the effective interest rate as of November 30, 2016.

See accompanying notes to financial statements.

7

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$7,973,059
At value (Note 2)	$7,943,005
Cash	80,057
Interest receivable	89,474
Receivable from Adviser (Note 4)	16,339
Other assets	18,916
Total assets	8,147,791

LIABILITIES
Payable to administrator (Note 4)	7,070
Accrued distribution fees (Note 4)	1,531
Other accrued expenses	15,378
Total liabilities	23,979

NET ASSETS	$8,123,812

NET ASSETS CONSIST OF:
Paid-in capital	$8,432,902
Accumulated net investment income	42,540
Accumulated net realized losses from security transactions	(321,576)
Net unrealized depreciation on investments	(30,054)
NET ASSETS	$8,123,812

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	849,252

Net asset value, offering price and redemption price per share (Note 2)	$9.57

See accompanying notes to financial statements.

8

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2016 (Unaudited)
INVESTMENT INCOME
Interest	$147,551

EXPENSES
Investment advisory fees (Note 4)	30,600
Professional fees	20,398
Fund accounting fees (Note 4)	15,416
Administration fees (Note 4)	15,000
Registration and filing fees	11,409
Distribution fees (Note 4)	10,200
Pricing fees	9,576
Compliance fees (Note 4)	6,000
Transfer agent fees (Note 4)	6,000
Trustees’ fees and expenses (Note 4)	4,569
Custody and bank service fees	3,849
Postage and supplies	931
Insurance expense	514
Other expenses	6,120
Total expenses	140,582
Less fee waivers and expense reimbursements by the Adviser (Note 4)	(114,061)
Net expenses	26,521

NET INVESTMENT INCOME	121,030

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains from security transactions	12,470
Net change in unrealized appreciation (depreciation) on investments	(123,658)
NET REALIZED AND UNREALIZED LOSSES ON INVESTMENTS	(111,188)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$9,842

See accompanying notes to financial statements.

9

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND STATEMENT OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS
Net investment income	$121,030	$234,307
Net realized gains (losses) from security transactions	12,470	(331,563)
Net change in unrealized appreciation (depreciation) on investments	(123,658)	99,081
Net increase in net assets resulting from operations	9,842	1,825

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(116,589)	(238,438)

FROM CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	1,009,349	506,515
Net asset value of shares issued in reinvestment of distributions to shareholders	116,589	238,438
Payments for shares redeemed	(461,096)	(174,874)
Net increase in net assets from capital share transactions	664,842	570,079

TOTAL INCREASE IN NET ASSETS	558,095	333,466

NET ASSETS
Beginning of period	7,565,717	7,232,251
End of period	$8,123,812	$7,565,717

ACCUMULATED NET INVESTMENT INCOME	$42,540	$37,840

CAPITAL SHARE ACTIVITY
Shares sold	102,937	53,320
Shares reinvested	11,919	24,991
Shares redeemed	(47,227)	(18,186)
Net increase in shares outstanding	67,629	60,125
Shares outstanding at beginning of period	781,623	721,498
Shares outstanding at end of period	849,252	781,623

See accompanying notes to financial statements.

10

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015	Year Ended May 31, 2014	Period Ended May 31, 2013(a)
Net asset value at beginning of period	$9.68		$10.02	$10.05	$9.94	$10.00

Income (loss) from investment operations:
Net investment income	0.14		0.32	0.33	0.33	0.16
Net realized and unrealized gains (losses) on investments	(0.11)		(0.33)	(0.04)	0.11	(0.11)
Total from investment operations	0.03		(0.01)	0.29	0.44	0.05

Less distributions:
From net investment income	(0.14)		(0.33)	(0.32)	(0.33)	(0.11)

Net asset value at end of period	$9.57		$9.68	$10.02	$10.05	$9.94

Total return (b)	0.31	%(c)	(0.06%)	2.99%	4.68%	0.48	%(c)

Net assets at end of period (000’s)	$8,124		$7,566	$7,232	$6,407	$5,220

Ratios/supplementary data:
Ratio of total expenses to average net assets	3.44	%(d)	3.77%	3.71%	4.53%	3.69	%(d)

Ratio of net expenses to average net assets (e)	0.65	%(d)	0.65%	0.65%	0.65%	0.65	%(d)

Ratio of net investment income to average net assets (e)	2.97	%(d)	3.30%	3.35%	3.41%	2.81	%(d)

Portfolio turnover rate	11	%(c)	18%	23%	11%	13	%(c)

(a)	Represents the period from the commencement of operations (October 26, 2012) through May 31, 2013.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not waived advisory fees and reimbursed expenses.

(c)	Not annualized.

(d)	Annualized.

(e)	Ratio was determined after advisory fee waivers and expense reimbursements (Note 4).

See accompanying notes to financial statements.

11

CINCINNATI ASSET MANAGEMENT FUNDS:
BROAD MARKET STRATEGIC INCOME FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

1. Organization

Cincinnati Asset Management Funds: Broad Market Strategic Income Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on October 26, 2012.

The investment objective of the Fund is to seek to achieve a high level of income consistent with a secondary goal of capital preservation.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities valuation – The Fund’s fixed income securities are valued using prices provided by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”). The independent pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities in determining these prices. The methods used by the independent pricing service and the quality of valuations so established are reviewed by Cincinnati Asset Management, Inc. (the “Adviser”), under the general supervision of the Board. Securities for which market quotations are not readily available are valued at fair value as determined in good faith under procedures adopted by the Board.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

12

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

Corporate bonds are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities, and interest rates, among other factors. The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$7,943,005	$—	$7,943,005

Refer to the Fund’s Schedule of Investments for a listing of the securities by sector type. As of November 30, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Interest income is accrued as earned. Discounts and premiums on fixed income securities purchased are accreted or amortized using the effective interest method. Dividend income is recorded on the ex-dividend date.

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

13

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Distributions to shareholders – Dividends from net investment income are declared and paid quarterly to shareholders. Net realized capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of the Fund’s distributions during the periods ended November 30, 2016 and May 31, 2016 was ordinary income. On December 30, 2016, the Fund paid an ordinary income dividend of $0.0750 per share to shareholders of record on December 29, 2016.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$7,973,059
Gross unrealized appreciation	$96,392
Gross unrealized depreciation	(126,446)
Net unrealized depreciation on investments	(30,054)
Accumulated ordinary income	42,540
Accumulated capital and other losses	(321,576)
Accumulated deficit	$(309,090)

As of May 31, 2016, the Fund had short-term capital loss carryforwards of $94,191 and long-term capital loss carryfowards of $239,596. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

14

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

For the six months ended November 30, 2016, the Fund reclassified $259 of accumulated net investment income against accumulated net realized losses from security transactions on the Statement of Assets and Liabilities due to permanent differences in the recognition of capital gains or losses under income tax regulations and GAAP. This difference is due to the tax treatment of paydown adjustments. Such reclassification had no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2013 through May 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $1,849,301 and $884,006, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.75% of its average daily net assets.

Pursuant to an expense limitation agreement between the Fund and the Adviser, the Adviser has contractually agreed until October 1, 2017 to waive investment advisory fees and reimburse certain other operating expenses in order to limit total annual operating expenses of the Fund (exclusive of brokerage costs such as fees and commissions; taxes; borrowing costs such as interest and dividend expenses on securities sold short; acquired fund fees and expenses; other expenditures which are capitalized in accordance with GAAP; extraordinary costs such as expenses related to organizing a fund, mergers or organizations, litigation and other expenses not incurred in the ordinary course of the Fund’s business, and amounts, if any, payable to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the “1940 Act”), as amended) to an amount not exceeding 0.65% of the Fund’s average daily net assets. Accordingly, the Adviser did not collect any of its advisory fees and, in addition, reimbursed other operating expenses totaling $83,461 during the period ended November 30, 2016.

An officer of the Fund is also an officer of the Adviser.

15

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN

The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Rule 12b-1 Plan”), pursuant to which the Fund may incur certain costs for distribution and/or shareholder servicing expenses not to exceed 0.25% per annum of the Fund’s average daily net assets. During the six months ended November 30, 2016, the Fund incurred $10,200 in distribution and service fees under the Rule 12b-1 Plan.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Mary S. Sloneker	37%
Cincinnati Asset Management, Inc.	29%
William S. Sloneker	17%
Charles Schwab & Co., Inc. (for the benefit of its customers)	12%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholder’s meeting.

16

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND NOTES TO FINANCIAL STATEMENTS (Continued)

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on December 30, 2016, as noted in Note 2.

17

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution (12b-1) fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2016) and held until the end of the period (November 30, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (“SEC”) requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.” The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

18

CINCINNATI ASSET MANAGEMENT FUNDS: BROAD MARKET STRATEGIC INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,003.10	$3.26
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,021.75	$3.29

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.65% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-738-1128, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-738-1128. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

19

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WAVELENGTH
FUNDS

Semi-Annual Report

November 30, 2016 (Unaudited)

WAVELENGTH INTEREST RATE NEUTRAL FUND

WAVELENGTH INTEREST RATE NEUTRAL FUND
LETTER TO SHAREHOLDERS	January 11, 2017

Dear Fellow Shareholders;

Since our last shareholder letter, the markets have reestablished fundamental relationships to the economic drivers that shape our long-term investment principles. Uncertainty over the outlook for growth and inflation has subsided, and market participants have moved from cash back into investments that seek a positive real rate of return.

We have invested through this cycle according to the established logic of our process and have benefited from a balanced exposure to those areas into which cash was redeployed. As the markets react to a changing outlook for policy, politics and the economy, we believe a balanced exposure to potential outcomes remains a prudent approach.

What follows is designed to provide a context for returns that fosters a deeper understanding of the investment process that supports them. By doing so we hope to build on the partnership your investment creates.

PERFORMANCE SUMMARY

For the six months ended November 30, 2016, the Wavelength Interest Rate Neutral Fund (the “Fund”) delivered a return of +2.46% versus a benchmark return of +0.13% for the S&P / BGCantor 0-3 Month US Treasury Bill Index (which seeks to represent the return from not taking risk in financial markets). Performance over the period remained within targeted risk parameters, and the Fund has maintained its portfolio balance in line with investment strategies.

WAVELENGTH PHILOSOPHY

We believe that macroeconomic conditions drive asset prices and central banks use interest rates to manage macroeconomic conditions. Based on this fundamental logic, we seek to build a portfolio that is hedged to changes in interest rates by balancing investment exposure between instruments we expect to outperform in rising and falling macroeconomic conditions.

INVESTMENT ENVIRONMENT

As an extension of our investment philosophy we believe that changing expectations for these conditions drive investment decisions, which in turn drive market prices. Over the period since our last letter, markets reconnected with their fundamental drivers of growth and inflation and responded to a broad-based recalibration of the economic outlook.

With a backdrop of political uncertainty, economic output rose in the third quarter of 2016 and many underlying datapoints exceeded consensus expectations. Inflation measures also increased from the lows experienced in 2015 but remain subdued relative to history and the Federal Reserve’s inflation target. In this context, markets responded to changing conditions punctuated by periods of short-term volatility.

1

The UK’s Brexit vote foreshadowed the next six months, and political events were particularly impactful during the period. Safe haven assets, such as government bonds and gold, outperformed to begin with, then these gains faded as the outlook grew more constructive for growth and corporate securities. In July investors started to process this new normal, which led to an inflection point for long-term government bond yields.

August and September continued with this change in sentiment, and markets tied to growth, such as corporate credit, outperformed. The other change taking place was related to inflation, where breakeven levels bounced off lows heading into quarter-end.

Uncertainty returned in October with the US election approaching and concerns over the Federal Reserve’s December meeting. Volatility increased as market participants moved into cash, but like earlier in the year this proved to only be temporary.

November represented a turning point beyond the election results, as clarity around politics led to investment decisions. Corporate assets tied to growth outperformed government securities substantially, and inflation expectations rose rapidly toward historical norms.

PERFORMANCE DISCUSSION

The Fund delivered positive results by design over the period, monetizing opportunities amidst uncertainty and regime change. Active signals were effective as markets transitioned to a new environment, and a balanced exposure to potential outcomes reduced risk in this context.

While volatility was challenging for many markets in June, the Fund was well-positioned over the month and produced solid profits. Falling growth assets, such as US Treasuries and TIPS, made positive contributions to the portfolio. As these positions began to sell-off in July and August, rising growth assets produced meaningful profits. Corporate credit and emerging market debt outperformed over this period and were key drivers of portfolio performance.

In September, corporate credit continued to deliver strong returns, as did bank loans and emerging market debt. Government bond exposures were mixed on the month, as the short end of the yield curve outperformed the long end and reversed the previous trend of curve flattening.

Rising yields in October and November created challenging conditions for fixed income, as markets recalibrated to a new normal for the economy. Losses were experienced in falling growth assets, such as investment grade bonds and inflation-linked securities, in addition to emerging market debt where policy concerns became increasingly important. The Fund benefited from a steepening US yield curve and bank loans outperformed, continuing their recovery from the third quarter.

OUTLOOK

In the wake of November’s election, markets have shifted focus to the new administration’s policies and the potential impact of upcoming decisions. The substantial price moves experienced thus far have created meaningful opportunities for investments based on fundamental economic logic.

2

The portfolio maintains a targeted balance to growth and inflation and seeks to capitalize on opportunities as the policy outlook becomes clear. We believe our investment process will continue to deliver value by harvesting absolute returns consistently and will be a prudent approach over the long-term.

Thank you for your trust and commitment through investment.

Sincerely,

Andrew Dassori

Founding Partner & Chief Investment Officer
Wavelength Capital Management

Past performance is not predictive of future performance. Investment results and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. Performance data current to the most recent month end are available by calling 1-866-896-9292.

An investor should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. The Fund’s prospectus contains this and other important information. To obtain a copy of the Fund’s prospectus please visit the Fund’s website at www.wavelengthfunds.com or call 1-866-896-9292 and a copy will be sent to you free of charge. Please read the prospectus carefully before you invest. The Wavelength Interest Rate Neutral Fund is distributed by Ultimus Fund Distributors, LLC.

The Letter to Shareholders seeks to describe some of the Adviser’s current opinions and views of the financial markets. Although the Adviser believes it has a reasonable basis for any opinions or views expressed, actual results may differ, sometimes significantly so, from those expected or expressed. The securities held by the Fund that are discussed in the Letter to Shareholders were held during the period covered by this Report. They do not comprise the entire investment portfolio of the Fund, may be sold at any time and may no longer be held by the Fund. For a complete list of securities held by the Fund as of November 30, 2016, please see the Schedule of Investments section of the Semi-Annual Report. The opinions of the Adviser with respect to those securities may change at any time.

Statements in the Letter to Shareholders that reflect projections or expectations for future financial or economic performance of the Fund and the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed, or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to factors noted with such forward-looking statements include, without limitation, general economic conditions, such as inflation, recession, and interest rates. Past performance is not a guarantee of future results.

3

WAVELENGTH INTEREST RATE NEUTRAL FUND
PORTFOLIO INFORMATION
November 30, 2016 (Unaudited)

Portfolio Allocation (% of Net Assets)

Top 10 Holdings

Security Description	% of Net Assets
PowerShares Senior Loan Portfolio	18.7%
Vanguard Short-Term Corporate Bond ETF	15.3%
iShares® TIPS Bond ETF	11.8%
iShares® iBoxx $ High Yield Corporate Bond ETF	5.7%
SPDR® Bloomberg Barclays High Yield Bond ETF	5.4%
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	5.0%
PowerShares Emerging Markets Sovereign Debt Portfolio	3.0%
iShares® iBoxx $ Investment Grade Corporate Bond ETF	2.8%
VanEck Vectors Emerging Markets High Yield Bond ETF	2.7%
SPDR® Bloomberg Barclays Convertible Securities ETF	1.8%

4

WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF INVESTMENTS November 30, 2016 (Unaudited)
EXCHANGE-TRADED FUNDS — 78.3%	Shares	Value
Emerging Markets Debt — 7.6%
iShares® J.P. Morgan USD Emerging Markets Bond ETF	2,996	$327,493
PowerShares Emerging Markets Sovereign Debt Portfolio	19,577	547,177
VanEck Vectors Emerging Markets High Yield Bond ETF	20,557	490,696
		1,365,366
Real Estate Investment Trusts (REITs) — 1.2%
SPDR® Dow Jones REIT ETF	300	27,186
Vanguard REIT ETF	2,300	184,897
		212,083
U.S. Fixed Income — 69.5%
iShares® iBoxx $ High Yield Corporate Bond ETF	11,910	1,020,091
iShares® iBoxx $ Investment Grade Corporate Bond ETF	4,340	507,086
iShares® TIPS Bond ETF	18,803	2,133,388
PowerShares Senior Loan Portfolio	145,831	3,374,529
SPDR® Bloomberg Barclays Convertible Securities ETF	7,200	329,760
SPDR® Bloomberg Barclays High Yield Bond ETF	27,123	979,683
SPDR® Bloomberg Barclays Short Term High Yield Bond ETF	32,934	905,026
Vanguard Mortgage-Backed Securities ETF	3,536	186,206
Vanguard Short-Term Corporate Bond ETF	34,807	2,764,372
Vanguard Short-Term Inflation-Protected Securities ETF *	6,656	328,607
		12,528,748

Total Exchange-Traded Funds (Cost $14,090,000)		$14,106,197

MONEY MARKET FUNDS — 17.1%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.28% (a)	1,716,046	$1,716,046
Invesco Short-Term Investments Trust - Treasury Portfolio - Institutional Shares, 0.26% (a)	1,373,303	1,373,303
Total Money Market Funds (Cost $3,089,349)		$3,089,349

Total Investments at Value — 95.4% (Cost $17,179,349)		$17,195,546

Other Assets in Excess of Liabilities — 4.6%		822,858

Net Assets — 100.0%		$18,018,404

*	Non-income producing security.

(a)	The rate shown is the 7-day effective yield as of November 30, 2016.

See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND SCHEDULE OF FUTURES CONTRACTS November 30, 2016 (Unaudited)
FUTURES CONTRACTS	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Crude Oil Future	12/19/2016	2	$48,950	$808

Index Futures
E-Mini Dow CBOT DJIA Future	12/16/2016	1	95,760	363
E-Mini Nasdaq 100 Future	12/16/2016	9	866,970	777
E-Mini S&P 500® Future	12/16/2016	2	219,850	(92)
Total Index Futures			1,182,580	1,048

Treasury Futures
5-Year U.S. Treasury Note Future	3/31/2017	13	1,531,766	(2,191)

Total Futures Contracts			$2,763,296	$(335)

FUTURES CONTRACTS SOLD SHORT	Expiration Date	Contracts	Aggregate Market Value of Contracts	Unrealized Appreciation (Depreciation)
Commodity Futures
COMEX miNY Gold Future	1/27/2017	2	$117,400	$1,184

Treasury Futures
10-Year U.S. Treasury Note Future	3/22/2017	1	124,438	14
U.S. Treasury Long Bond Future	12/20/2016	2	305,062	(1,316)
Total Treasury Futures Sold Short			429,500	(1,302)

Total Futures Contracts Sold Short			$546,900	$(118)

See accompanying notes to financial statements.

6

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF ASSETS AND LIABILITIES November 30, 2016 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$17,179,349
At value (Note 2)	$17,195,546
Cash	2,366
Margin deposits for futures contracts (Notes 2 and 5)	674,113
Dividends receivable	607
Receivable for investment securities sold	531,749
Other assets	12,012
Total assets	18,416,393

LIABILITIES
Payable for investment securities purchased	383,359
Payable to Adviser (Note 4)	1,311
Payable to administrator (Note 4)	7,400
Variation margin payable (Notes 2 and 5)	1,080
Other accrued expenses	4,839
Total liabilities	397,989

NET ASSETS	$18,018,404

NET ASSETS CONSIST OF:
Paid-in capital	$18,961,658
Accumulated net investment income	47,970
Accumulated net realized losses from security transactions and other financial instruments	(1,006,968)
Net unrealized appreciation (depreciation) on:
Investments	16,197
Futures contracts	(453)
NET ASSETS	$18,018,404

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,864,544

Net asset value, offering price and redemption price per share (Note 2)	$9.66

See accompanying notes to financial statements.

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WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF OPERATIONS For the Six Months Ended November 30, 2016 (Unaudited)
INVESTMENT INCOME
Dividends	$291,309

EXPENSES
Investment advisory fees (Note 4)	83,452
Professional fees	20,148
Fund accounting fees (Note 4)	15,886
Administration fees (Note 4)	15,000
Transfer agent fees (Note 4)	7,500
Compliance fees (Note 4)	6,169
Trustees' fees and expenses (Note 4)	4,569
Registration and filing fees	4,011
Custody and bank service fees	3,709
Postage and supplies	894
Insurance expense	518
Other expenses	7,541
Total expenses	169,397
Less fee reductions by the Adviser (Note 4)	(82,431)
Net expenses	86,966

NET INVESTMENT INCOME	204,343

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains from:
Investments	41,136
Futures contracts (Note 5)	155,404
Net change in unrealized appreciation (depreciation) on:
Investments	29,132
Futures contracts (Note 5)	(19,145)
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	206,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$410,870

See accompanying notes to financial statements.

8

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
FROM OPERATIONS
Net investment income	$204,343	$356,903
Net realized gains (losses) from:
Investments	41,136	(791,771)
Futures contracts (Note 5)	155,404	(242,528)
Long-term capital gain distributions from regulated investment companies	—	1,602
Net change in unrealized appreciation (depreciation) on:
Investments	29,132	33,201
Futures contracts (Note 5)	(19,145)	26,867
Net increase (decrease) in net assets from operations	410,870	(615,726)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income	(205,858)	(355,504)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	906,973	544,904
Net asset value of shares issued in reinvestment of distributions to shareholders	205,858	350,339
Payments for shares redeemed	(60,618)	(978,011)
Net increase (decrease) in net assets from capital share transactions	1,052,213	(82,768)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,257,225	(1,053,998)

NET ASSETS
Beginning of period	16,761,179	17,815,177
End of period	$18,018,404	$16,761,179

ACCUMULATED NET INVESTMENT INCOME	$47,970	$49,485

See accompanying notes to financial statements.

9

WAVELENGTH INTEREST RATE NEUTRAL FUND STATEMENT OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended November 30, 2016 (Unaudited)	Year Ended May 31, 2016
CAPITAL SHARE ACTIVITY
Shares sold	92,782	57,617
Shares issued in reinvestment of distributions to shareholders	21,142	37,420
Shares redeemed	(6,220)	(103,873)
Net increase (decrease) in shares outstanding	107,704	(8,836)
Shares outstanding at beginning of period	1,756,840	1,765,676
Shares outstanding at end of period	1,864,544	1,756,840

See accompanying notes to financial statements.

10

WAVELENGTH INTEREST RATE NEUTRAL FUND FINANCIAL HIGHLIGHTS
Per Share Data for a Share Outstanding Throughout Each Period
	Six Months Ended Nov. 30, 2016 (Unaudited)		Year Ended May 31, 2016	Year Ended May 31, 2015	Period Ended May 31, 2014 (a)
Net asset value at beginning of period	$9.54		$10.09	$10.38	$10.00

Income (loss) from investment operations:
Net investment income	0.11		0.21	0.23	0.10
Net realized and unrealized gains (losses) on investments and futures contracts	0.12		(0.56)	(0.25)	0.36
Total from investment operations	0.23		(0.35)	(0.02)	0.46

Less distributions:
Distributions from net investment income	(0.11)		(0.20)	(0.23)	(0.07)
Distributions from net realized gains	—		—	(0.04)	(0.01)
Total distributions	(0.11)		(0.20)	(0.27)	(0.08)

Net asset value at end of period	$9.66		$9.54	$10.09	$10.38

Total return (b)	2.46	%(c)	(3.37%)	(0.17%)	4.62	%(c)

Net assets at end of period (000's)	$18,018		$16,761	$17,815	$4,717

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.93	%(e)	2.00%	2.19%	4.42	%(e)

Ratio of net expenses to average net assets (d) (f)	0.99	%(e)	0.99%	0.99%	0.99	%(e)

Ratio of net investment income to average net assets (f) (g)	2.33	%(e)	2.16%	2.52%	1.55	%(e)

Portfolio turnover rate	33	%(c)	103%	107%	114	%(c)

(a)	Represents the period from the commencement of operations (September 30, 2013) through May 31, 2014.

(b)

Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced advisory fees and/or reimbursed expenses.

(c)	Not annualized.

(d)	The ratios of expenses to average net assets do not reflect the Fund's proportionate share of expenses of the underlying investment companies in which the Fund invests.

(e)	Annualized.

(f)	Ratio was determined after advisory fee reductions and/or expense reimbursements (Note 4).

(g)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

11

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS
November 30, 2016 (Unaudited)

1. Organization

Wavelength Interest Rate Neutral Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund commenced operations on September 30, 2013.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

The following is a summary of the Fund’s significant accounting policies. The policies are in conformity with Generally Accepted Accounting Principles in the United States of America (“GAAP”). As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the Securities and Exchange Commission (the “SEC”) released its final rule on Investment Company Reporting Modernization (the “Rule”). The Rule, which introduces two new regulatory reporting forms for investment companies – Form N-PORT and Form N-CEN, also contains amendments to Regulation S-X which impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact of the Rule, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the Rule’s Regulation S-X amendments by the August 1, 2017 compliance date.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC, (the “Adviser”) until the close of regular trading to determine if fair valuation is required.

In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value pursuant to the procedures adopted by and under the general supervision of the Trust’s Board of Trustees (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy (see below), depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial

12

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments and other financial instruments as of November 30, 2016:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$14,106,197	$—	$—	$14,106,197
Money Market Funds	3,089,349	—	—	3,089,349
Total	$17,195,546	$—	$—	$17,195,546
Other Financial Instruments
Futures Contracts	$(335)	$—	$—	$(335)
Futures Contracts Sold Short	(118)	—	—	(118)
Total	$(453)	$—	$—	$(453)

As of November 30, 2016, the Fund did not have any transfers between Levels. In addition, the Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of November 30, 2016. It is the Fund’s policy to recognize transfers between Levels at the end of the reporting period.

Share valuation – The net asset value (“NAV”) per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income is accrued as earned.

13

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Security transactions – Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund will distribute to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the periods ended November 30, 2016 and May 31, 2016 was ordinary income. On December 30, 2016, the Fund paid an ordinary income dividend of $0.0622 per share to shareholders of record on December 29, 2016.

Futures contracts – The Fund may use futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation margin payable are reported on the Statement of Assets and Liabilities.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized captial gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

14

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The following information is computed on a tax basis for each item as of November 30, 2016:

Tax cost of portfolio investments	$17,452,538
Gross unrealized appreciation	$46,945
Gross unrealized depreciation	(303,937)
Net unrealized depreciation	(256,992)
Accumulated ordinary income	47,970
Accumulated capital and other losses	(734,232)
Total accumulated deficit	$(943,254)

The value of the federal income tax cost of portfolio investments and the tax components of the accumulated deficit may temporarily differ from the financial statement cost and components of net assets (“book/tax difference”). These book/tax differences are due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales and the tax treatment of realized and unrealized gains and losses on futures contracts.

As of May 31, 2016, the Fund had a short-term capital loss carryforward of $343,823 and a long-term capital loss carryforward of $298,968 for federal income tax purposes. These capital loss carryforwards, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for the current and all open tax periods (periods ended May 31, 2014 through May 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

3. Investment Transactions

During the six months ended November 30, 2016, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $4,969,218 and $5,586,662, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser an advisory fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

15

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has contractually agreed, until October 1, 2017, to reduce investment advisory fees and reimburse other operating expenses in order to limit total annual operating expenses of the Fund (exclusive of brokerage costs; taxes; interest; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs; other expenses not incurred in the ordinary course of the Fund’s business; and amounts, if any, payable pursuant to a plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940, as amended) to an amount not exceeding 0.99% of the Fund’s average daily net assets. During the six months ended November 30, 2016, the Adviser reduced its investment advisory fees by $82,431.

Under the terms of the ELA, investment advisory fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed (i) the expense limitation then in effect, if any and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of November 30, 2016, the Adviser may seek recoupment of investment advisory fee reductions and expense reimbursements in the amount of $473,533 no later than the dates as stated below:

May 31, 2017	May 31, 2018	May 31, 2018	November 30, 2019	Total
$67,206	$157,675	$166,221	$82,431	$473,533

The principal executive officer of the Fund is also an officer of the Adviser.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, compliance and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and costs of pricing the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also officers of Ultimus and the Distributor.

TRUSTEE COMPENSATION

Effective October 1, 2016 each Trustee who is not an “interested person” of the Trust (“Independent Trustee”) receives a $1,000 annual retainer from the Fund, paid quarterly, except for the Board Chair who receives a $1,200 annual retainer from the Fund, paid quarterly. Each Independent Trustee also receives from the Fund a fee of $500 for each Board

16

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

meeting attended plus reimbursement for travel and other meeting-related expenses. Prior to October 1, 2016, the Fund paid each Independent Trustee a fee of $500 for each Board meeting attended, plus a $500 annual retainer.

PRINCIPAL HOLDERS OF FUND SHARES

As of November 30, 2016, the following shareholders owned of record 5% or more of the outstanding shares of the Fund:

Name of Record Owner	% Ownership
Interactive Brokers, LLC (for the benefit of its customers)	68%
R&T Partners, LLC (for the benefit of its customers)	11%
Charles Schwab & Co., Inc. (for the benefit of its customers)	9%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of November 30, 2016 are recorded in the following location in the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin payable

The following table sets forth the values of variation margin of the Fund as of November 30, 2016:

	Variation Margin
	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$3,720	$—	$3,720
Index	2,746	(11,578)	(8,832)
Treasury	—	(3,859)	(3,859)
Total Asset Derivatives	6,466	(15,437)	(8,971)
Liability Derivatives
Futures contracts
Commodity	$1,338	$—	$1,338
Treasury	6,553	—	6,553
Total Liability Derivatives	7,891	—	7,891
Total	$14,357	$(15,437)	$(1,080)

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WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund’s transactions in derivative instruments during the six months ended November 30, 2016 are recorded in the following locations in the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized gains (losses) and net change in unrealized appreciation (depreciation) on derivative instruments recognized in the Statement of Operations during the six months ended November 30, 2016:

Type of Derivative	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts
Commodity	$(1,622)	$988
Index	120,067	(18,854)
Treasury	36,959	(1,279)
Total	$155,404	$(19,145)

The average monthly notional amount of futures contracts purchased during the six months ended November 30, 2016 was $2,265,976, and the gross notional amount of futures contracts and future contracts sold short outstanding at November 30, 2016 was $2,763,296 and $(546,900), respectively.

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral and collateral on a counterparty basis.

18

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

As of November 30, 2016, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amount of Recognized Assets	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Assets Presented in Statement of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$6,466	$(15,437)	$(8,971)	$507,774	$498,803
Total subject to a master netting or similar arrangement	$6,466	$(15,437)	$(8,971)	$507,774	$498,803

As of November 30, 2016, the offsetting of financial liabilities and derivative liabilities is as follows:

Description	Gross Amount of Recognized Liabilities	Gross Amounts Offset in Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in Statement of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$7,891	$—	$7,891	$166,339	$174,230
Total subject to a master netting or similar arrangement	$7,891	$—	$7,891	$166,339	$174,230

6. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in exchange-traded funds (“ETFs”). ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain

19

WAVELENGTH INTEREST RATE NEUTRAL FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of November 30, 2016, the Fund had 78.3% of the value of its net assets invested in ETFs.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events other than the ordinary income dividend paid on December 30, 2016, as noted in Note 2.

20

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. As a shareholder of the Fund, you incur ongoing costs, including management fees and other operating expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the table below are based on an investment of $1,000 made at the beginning of the most recent period (June 1, 2016) and held until the end of the period (November 30, 2016).

The table below illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the third column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only. The Fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

21

WAVELENGTH INTEREST RATE NEUTRAL FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited)

More information about the Fund’s expenses can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value June 1, 2016	Ending Account Value November 30, 2016	Expenses Paid During Period*
Based on Actual Fund Return	$1,000.00	$1,024.60	$5.01
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,020.05	$5.00

*

Expenses are equal to the Fund’s annualized net expense ratio of 0.99% for the period, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

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Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.
Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	Not applicable [schedule filed with Item 1]

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant’s Committee of Independent Trustees shall review shareholder recommendations to fill vacancies on the registrant’s board of trustees if such recommendations are submitted in writing, addressed to the Committee at the registrant’s offices and meet any minimum qualifications adopted by the Committee. The Committee may adopt, by resolution, a policy regarding its procedures for considering candidates for the board of trustees, including any recommended by shareholders.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Frank L. Newbauer
Frank L. Newbauer, Assistant Secretary

Date	February 2, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Nitin N. Kumbhani
Nitin N. Kumbhani, Principal Executive Officer of APEXcm Small/Mid-Cap Growth Fund

Date	February 2, 2017

By (Signature and Title)*		/s/ William S. Sloneker
William S. Sloneker, Principal Executive Officer of Cincinnati Asset Management Funds: Broadmarket Strategic Income Fund

Date	February 2, 2017

By (Signature and Title)*		/s/ Nicholas Chermayeff
Nicholas Chermayeff, Principal Executive Officer of Barrow Value Opportunity Fund and Barrow Long/Short Opportunity Fund

Date	February 2, 2017

By (Signature and Title)*		/s/ Andrew G. Dassori
Andrew G. Dassori, Principal Executive Officer of Wavelength Interest Rate Neutral Fund

Date	February 2, 2017

By (Signature and Title)*		/s/ Jennifer L. Leamer
Jennifer L. Leamer, Treasurer and Principal Financial Officer

Date	February 2, 2017

*	Print the name and title of each signing officer under his or her signature.